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                                                                            2002
--------------------------------------------------------------------------------
Nationwide(R) Variable Account - 8
December 31, 2002

[LOGO] The BEST of AMERICA(R)

                                                                   Annual Report

                                                            [LOGO] NATIONWIDE(R)

                                               Nationwide Life Insurance Company
                                                  Home Office: COLUMBUS, OHIO
--------------------------------------------------------------------------------

APO - 4739 - 12/02

                              [LOGO] NATIONWIDE (R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide Variable Account-8.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                February 24, 2003

                                        3

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-8. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 35. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 29, provide further disclosures about the variable account and its underlying contract provisions.

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================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-8

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2002

Assets:
   Investments at fair value:
      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         348,222 shares (cost $2,434,332) ...................................................   $  1,796,825
      American Century VP - International Fund - Class I (ACVPInt)
         869,458 shares (cost $9,054,251) ...................................................      4,529,874
      American Century VP - International Fund - Class III (ACVPInt3)
         35,900 shares (cost $203,087) ......................................................        187,039
      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         83 shares (cost $635) ..............................................................            609
      American Century VP - Value Fund - Class I (ACVPVal)
         706,544 shares (cost $4,828,408) ...................................................      4,324,047
      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         16,633 shares (cost $194,739) ......................................................        162,003
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         390 shares (cost $3,758) ...........................................................          3,739
      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         182,908 shares (cost $6,809,784) ...................................................      3,456,965
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         108,089 shares (cost $4,136,648) ...................................................      3,110,798
      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         431,744 shares (cost $4,685,979) ...................................................      5,055,727
      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         505,618 shares (cost $11,781,762) ..................................................      9,151,682
      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         739,818 shares (cost $34,405,575) ..................................................     17,267,342
      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         233,146 shares (cost $1,729,041) ...................................................      1,377,895
      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         184,995 shares (cost $3,850,768) ...................................................      2,023,848
      Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         6,878 shares (cost $91,444) ........................................................         75,242
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         704,374 shares (cost $16,967,857) ..................................................     12,706,899
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         166,866 shares (cost $3,167,848) ...................................................      1,952,326
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPVaIS)
         1,333 shares (cost $10,933) ........................................................         10,528
      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         83,825 shares (cost $1,014,999) ....................................................        642,102
      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         566,320 shares (cost $7,554,978) ...................................................      6,240,846

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         1,761 shares (cost $13,815) ........................................................         10,551
      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         628 shares (cost $3,859) ...........................................................          3,761
      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         96,667 shares (cost $751,339) ......................................................        682,472
      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         1,651 shares (cost $6,503) .........................................................          3,946
      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         37 shares (cost $98) ...............................................................             89
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,466,693 shares (cost $17,163,097) ................................................     18,010,992
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         120,252 shares (cost $2,215,941) ...................................................        904,296
      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         4,368 shares (cost $34,588) ........................................................         35,600
      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         32,114 shares (cost $315,161) ......................................................        315,683
      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         60,827 shares (cost $550,113) ......................................................        543,789
      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         59,533 shares (cost $530,712) ......................................................        505,435
      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         78,901 shares (cost $763,554) ......................................................        744,040
      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         1,366 shares (cost $8,336) .........................................................          6,366
      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         1,681 shares (cost $8,485) .........................................................          7,850
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         15,200,925 shares (cost $15,200,925) ...............................................     15,200,925
      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
         2,770 shares (cost $27,479) ........................................................         19,946
      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         130,275 shares (cost $2,191,181) ...................................................      1,258,456
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         297,175 shares (cost $2,944,808) ...................................................      2,190,183
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         204,907 shares (cost $4,353,506) ...................................................      3,157,609
      Gartmore GVIT Strong Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         171,261 shares (cost $3,292,608) ...................................................      1,250,202
      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         1,000,561 shares (cost $13,045,759) ................................................      8,104,548
      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
         1,490 shares (cost $3,443) .........................................................          3,130
      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         87,440 shares (cost $1,099,483) ....................................................        598,965
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         129,630 shares (cost $3,391,520) ...................................................      2,234,823
      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         14,756 shares (cost $44,106)........................................................         36,006

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         343,791 shares (cost $2,270,235) ...................................................        828,535
      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         5,347 shares (cost $100,634) .......................................................         92,343
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         94,272 shares (cost $2,710,397) ....................................................      1,619,594
      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         45,194 shares (cost $677,766) ......................................................        483,575
      Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)(NBAMTMCGr)
         202,878 shares (cost $4,847,939) ...................................................      2,428,448
      Neuberger Berman AMT - Partners Portfolio(R)(NBAMTPart)
         40,349 shares (cost $611,195) ......................................................        459,980
      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         168,259 shares (cost $12,060,901) ..................................................      4,918,219
      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         329,778 shares (cost $14,822,900) ..................................................      8,778,681
      Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         612,945 shares (cost $13,292,190) ..................................................      9,390,314
      Salomon Brothers VSF Inc. Capital Fund (SalBrCap)
         999,794 shares (cost $15,264,721) ..................................................     11,257,681
      Salomon Brothers VSF Inc. High Yield Bond Fund (SalBrHYBd)
         263,164 shares (cost $2,283,682) ...................................................      2,134,263
      Salomon Brothers VSF Inc. Investors Fund (SalBrInv)
         528,865 shares (cost $6,945,896) ...................................................      5,135,279
      Salomon Brothers VSF Inc. Total Return Fund (SalBrTotRet)
         344,464 shares (cost $3,596,205) ...................................................      3,282,737
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         111,646 shares (cost $1,287,395) ...................................................        880,891
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         8,493 shares (cost $96,497) ........................................................         87,481
      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         48,550 shares (cost $358,690) ......................................................        343,246
      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         78,649 shares (cost $956,406) ......................................................        891,089
                                                                                                ------------
            Total investments ...............................................................    182,918,355

      Accounts receivable ...................................................................         16,975
                                                                                                ------------
            Total assets ....................................................................    182,935,330

Accounts payable ............................................................................             --
                                                                                                ------------
Contract owners' equity (notes 4 and 5) .....................................................   $182,935,330
                                                                                                ============

See accompanying notes to financial statements.

================================================================================

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================================================================================

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                       Total      ACVPIncGr     ACVPInt     ACVPInt3   ACVPUltra    ACVPVal
                                                       ------------   ---------   ----------    --------   ---------   --------
   Reinvested dividends.............................   $  2,536,964      22,843        50,147         --          1      35,720
   Mortality and expense risk charges (note 2)......     (2,963,413)    (29,440)      (83,510)    (1,031)        (7)    (62,308)
                                                       ------------    --------    ----------    -------     ------    --------
      Net investment income (loss)..................       (426,449)     (6,597)      (33,363)    (1,031)        (6)    (26,588)
                                                       ------------    --------    ----------    -------     ------    --------

   Proceeds from mutual fund shares sold............     39,289,585     462,547     1,472,943      6,980        848     630,507
   Cost of mutual fund shares sold..................    (61,156,788)   (649,241)   (3,224,442)    (8,595)    (1,078)   (578,088)
                                                       ------------    --------    ----------    -------     ------    --------
      Realized gain (loss) on investments...........    (21,867,203)   (186,694)   (1,751,499)    (1,615)      (230)     52,419
   Change in unrealized gain (loss)
      on investments................................    (22,495,332)   (311,482)      343,842    (16,048)       (26)   (968,739)
                                                       ------------    --------    ----------    -------     ------    --------
      Net gain (loss) on investments................    (44,362,535)   (498,176)   (1,407,657)   (17,663)      (256)   (916,320)
                                                       ------------    --------    ----------    -------     ------    --------
   Reinvested capital gains.........................        832,366          --            --         --         --     231,117
                                                       ------------    --------    ----------    -------     ------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   $(43,956,618)   (504,773)   (1,441,020)   (18,694)      (262)   (711,791)
                                                       ============    ========    ==========    =======     ======    ========

Investment activity:                                   CSLCapV   DrySmCaplxS
                                                       -------   -----------
   Reinvested dividends.............................     1,887          6
   Mortality and expense risk charges (note 2)......    (2,721)       (17)
                                                       -------     ------
      Net investment income (loss)..................      (834)       (11)
                                                       -------     ------

   Proceeds from mutual fund shares sold............    11,553      3,720
   Cost of mutual fund shares sold..................   (13,511)    (4,022)
                                                       -------     ------
      Realized gain (loss) on investments...........    (1,958)      (302)
   Change in unrealized gain (loss)
      on investments................................   (51,832)       (19)
                                                       -------     ------
      Net gain (loss) on investments................   (53,790)      (321)
                                                       -------     ------
   Reinvested capital gains.........................        --         --
                                                       -------     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   (54,624)      (332)
                                                       =======     ======

Investment activity:                                     DrySRGro     DryVIFApp   FedQualBd    FidVIPEIS    FidVIPGrS   FidVIPHIS
                                                       -----------   ----------   ---------   ----------   ----------   ---------
   Reinvested dividends.............................   $     9,351       38,344     139,793      179,834       35,518    159,549
   Mortality and expense risk charges (note 2).....        (66,233)     (54,607)    (61,792)    (152,652)    (325,612)   (20,736)
                                                       -----------   ----------    --------   ----------   ----------   --------
      Net investment income (loss)..................       (56,882)     (16,263)     78,001       27,182     (290,094)   138,813
                                                       -----------   ----------    --------   ----------   ----------   --------

   Proceeds from mutual fund shares sold............     1,026,116      930,950     401,512    1,881,275    4,237,463    313,968
   Cost of mutual fund shares sold..................    (1,875,311)  (1,136,692)   (354,643)  (2,243,849)  (8,494,245)  (549,610)
                                                       -----------   ----------    --------   ----------   ----------   --------
      Realized gain (loss) on investments...........      (849,195)    (205,742)     46,869     (362,574)  (4,256,782)  (235,642)
   Change in unrealized gain (loss)
      on investments................................      (840,767)    (563,220)    168,646   (2,208,132)  (4,452,304)   121,294
                                                       -----------   ----------    --------   ----------   ----------   --------
      Net gain (loss) on investments................    (1,689,962)    (768,962)    215,515   (2,570,706)  (8,709,086)  (114,348)
                                                       -----------   ----------    --------   ----------   ----------   --------
   Reinvested capital gains.........................            --           --      52,306      259,173           --         --
                                                       -----------   ----------    --------   ----------   ----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   $(1,746,844)    (785,225)    345,822   (2,284,351)  (8,999,180)    24,465
                                                       ===========   ==========    ========   ==========   ==========   ========

Investment activity:                                    FidVIPOvS   FidVIPOvSR
                                                       ----------   ----------
   Reinvested dividends.............................       21,061         --
   Mortality and expense risk charges (note 2).....       (38,180)      (648)
                                                       ----------    -------
      Net investment income (loss)..................      (17,119)      (648)
                                                       ----------    -------

   Proceeds from mutual fund shares sold............      682,260      6,025
   Cost of mutual fund shares sold..................   (1,336,009)    (7,537)
                                                       ----------    -------
      Realized gain (loss) on investments...........     (653,749)    (1,512)
   Change in unrealized gain (loss)
      on investments................................       49,388    (16,203)
                                                       ----------    -------
      Net gain (loss) on investments................     (604,361)   (17,715)
                                                       ----------    -------
   Reinvested capital gains.........................           --         --
                                                       ----------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations........     (621,480)   (18,363)
                                                       ==========    =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   FidVIPConS    FidVIPGrOpS   FidVIPVaIS   GVITCVal
                                                       -----------   -----------   ----------   ----------
   Reinvested dividends.............................   $   117,552      23,301          --        10,900
   Mortality and expense risk charges (note 2)......      (214,409)    (33,895)        (25)      (11,438)
                                                       -----------    --------        ----      --------
      Net investment income (loss)..................       (96,857)    (10,594)        (25)         (538)
                                                       -----------    --------        ----      --------

   Proceeds from mutual fund shares sold............     3,041,082     492,894          34       153,882
   Cost of mutual fund shares sold..................    (4,215,814)   (797,303)        (36)     (251,940)
                                                       -----------    --------        ----      --------
      Realized gain (loss) on investments...........    (1,174,732)   (304,409)         (2)      (98,058)
   Change in unrealized gain (loss)
      on investments................................      (420,678)   (335,372)       (405)     (149,287)
                                                       -----------    --------        ----      --------
      Net gain (loss) on investments................    (1,595,410)   (639,781)       (407)     (247,345)
                                                       -----------    --------        ----      --------
   Reinvested capital gains.........................            --          --          --            --
                                                       -----------    --------        ----      --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(1,692,267)   (650,375)       (432)     (247,883)
                                                       ===========    ========        ====      ========

Investment activity:                                   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITFHiInc
                                                       ------------   -----------   ------------   ----------
   Reinvested dividends.............................        26,055           22             95       54,088
   Mortality and expense risk charges (note 2)......      (103,466)        (154)          (165)      (8,956)
                                                        ----------       ------       --------      -------
      Net investment income (loss)..................       (77,411)        (132)           (70)      45,132
                                                        ----------       ------       --------      -------

   Proceeds from mutual fund shares sold............       987,045          157         91,359       62,160
   Cost of mutual fund shares sold..................    (1,071,178)        (182)      (106,400)     (76,609)
                                                        ----------       ------       --------      -------
      Realized gain (loss) on investments...........       (84,133)         (25)       (15,041)     (14,449)
   Change in unrealized gain (loss)
      on investments................................    (1,266,408)      (2,405)           (99)     (20,011)
                                                        ----------       ------       --------      -------
      Net gain (loss) on investments................    (1,350,541)      (2,430)       (15,140)     (34,460)
                                                        ----------       ------       --------      -------
   Reinvested capital gains.........................        57,469           --             --           --
                                                        ----------       ------       --------      -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (1,370,483)      (2,562)       (15,210)      10,672
                                                        ==========       ======       ========      =======

Investment activity:                                   GVITGlTech   GVITGlTech3   GVITGvtBd    GVITGrowth
                                                       ----------   -----------   ----------   ----------
   Reinvested dividends.............................    $     37         --          708,911          --
   Mortality and expense risk charges (note 2)......        (100)        --         (222,470)    (17,269)
                                                        --------        ---       ----------    --------
      Net investment income (loss)..................         (63)        --          486,441     (17,269)
                                                        --------        ---       ----------    --------

   Proceeds from mutual fund shares sold............       5,874         --        1,770,308     293,038
   Cost of mutual fund shares sold..................     (10,688)        --       (1,593,587)   (841,183)
                                                        --------        ---       ----------    --------
      Realized gain (loss) on investments...........      (4,814)        --          176,721    (548,145)
   Change in unrealized gain (loss)
      on investments................................         566         (9)         627,952     116,057
                                                        --------        ---       ----------    --------
      Net gain (loss) on investments................      (4,248)        (9)         804,673    (432,088)
                                                        --------        ---       ----------    --------
   Reinvested capital gains.........................          --         --          141,289          --
                                                        --------        ---       ----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $ (4,311)        (9)       1,432,403    (449,357)
                                                        ========        ===       ==========    ========

Investment activity:                                   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
                                                       ---------   ---------   ---------   ------------
   Reinvested dividends.............................        85         3,795       5,710       3,772
   Mortality and expense risk charges (note 2)......      (102)       (1,481)     (2,879)     (2,808)
                                                         -----      --------    --------     -------
      Net investment income (loss)..................       (17)        2,314       2,831         964
                                                         -----      --------    --------     -------

   Proceeds from mutual fund shares sold............        96       124,009     282,502      57,830
   Cost of mutual fund shares sold..................       (98)     (126,891)   (301,465)    (63,415)
                                                         -----      --------    --------     -------
      Realized gain (loss) on investments...........        (2)       (2,882)    (18,963)     (5,585)
   Change in unrealized gain (loss)
      on investments................................     1,012           522      (6,323)    (25,277)
                                                         -----      --------    --------     -------
      Net gain (loss) on investments................     1,010        (2,360)    (25,286)    (30,862)
                                                         -----      --------    --------     -------
   Reinvested capital gains.........................        --           154         433         761
                                                         -----      --------    --------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations........       993           108     (22,022)    (29,137)
                                                         =====      ========    ========     =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   GVITIDModCon   GVITIntGro   GVITIntGro3    GVITMyMkt   GVITNStrVal
                                                       ------------   ----------   -----------   ----------   -----------
   Reinvested dividends.............................     $  9,547           --           --         184,698           8
   Mortality and expense risk charges (note 2)......       (5,043)        (102)         (43)       (216,156)     (1,779)
                                                         --------       ------         ----      ----------    --------
      Net investment income (loss)..................        4,504         (102)         (43)        (31,458)     (1,771)
                                                         --------       ------         ----      ----------    --------

   Proceeds from mutual fund shares sold............       23,661        2,181           41       5,309,317     144,662
   Cost of mutual fund shares sold..................      (24,920)      (2,656)         (50)     (5,309,317)   (189,759)
                                                         --------       ------         ----      ----------    --------
      Realized gain (loss) on investments...........       (1,259)        (475)          (9)             --     (45,097)
   Change in unrealized gain (loss)
      on investments................................      (19,513)      (1,593)        (634)             --       2,541
                                                         --------       ------         ----      ----------    --------
      Net gain (loss) on investments................      (20,772)      (2,068)        (643)             --     (42,556)
                                                         --------       ------         ----      ----------    --------
   Reinvested capital gains.........................          834           --           --              --          --
                                                         --------       ------         ----      ----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations........     $(15,434)      (2,170)        (686)        (31,458)    (44,327)
                                                         ========       ======         ====      ==========    ========

Investment activity:                                   GVITSmCapGr   GVITSmCapVal   GVITSmComp
                                                       -----------   ------------   ----------
   Reinvested dividends.............................          --           251             --
   Mortality and expense risk charges (note 2)......     (22,414)      (37,963)       (52,939)
                                                        --------      --------       --------
      Net investment income (loss)..................     (22,414)      (37,712)       (52,939)
                                                        --------      --------       --------

   Proceeds from mutual fund shares sold............     328,866       636,664        573,643
   Cost of mutual fund shares sold..................    (666,518)     (814,837)      (819,617)
                                                        --------      --------       --------
      Realized gain (loss) on investments...........    (337,652)     (178,173)      (245,974)
   Change in unrealized gain (loss)
      on investments................................    (328,253)     (783,112)      (482,160)
                                                        --------      --------       --------
      Net gain (loss) on investments................    (665,905)     (961,285)      (728,134)
                                                        --------      --------       --------
   Reinvested capital gains.........................          --        68,401             --
                                                        --------      --------       --------
         Net increase (decrease) in contract owners'
            equity resulting from operations........    (688,319)     (930,596)      (781,073)
                                                        ========      ========       ========

Investment activity:                                   GVITSMdCpGr    GVITTotRt   GVITTGroFoc   GVITTGroFoc3   GVITWLead   JanCapAp
                                                       -----------   ----------   -----------   ------------   ---------   --------
   Reinvested dividends.............................   $        --       83,110          --           --          8,946       8,271
   Mortality and expense risk charges (note 2)......       (24,031)    (140,305)        (14)         (16)       (10,432)    (38,413)
                                                       -----------   ----------      ------         ----       --------    --------
      Net investment income (loss)..................       (24,031)     (57,195)        (14)         (16)        (1,486)    (30,142)
                                                       -----------   ----------      ------         ----       --------    --------

   Proceeds from mutual fund shares sold............       351,735    1,529,519       3,171           16         86,804     549,064
   Cost of mutual fund shares sold..................    (1,038,120)  (3,490,699)     (3,528)         (17)      (144,438)   (967,150)
                                                       -----------   ----------      ------         ----       --------    --------
      Realized gain (loss) on investments...........      (686,385)  (1,961,180)       (357)          (1)       (57,634)   (418,086)
   Change in unrealized gain (loss)
      on investments................................      (136,048)    (109,166)       (404)        (313)      (161,433)    (77,356)
                                                       -----------   ----------      ------         ----       --------    --------
      Net gain (loss) on investments................      (822,433)  (2,070,346)       (761)        (314)      (219,067)   (495,442)
                                                       -----------   ----------      ------         ----       --------    --------
   Reinvested capital gains.........................            --           --          --           --             --          --
                                                       -----------   ----------      ------         ----       --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   $  (846,464)  (2,127,541)       (775)        (330)      (220,553)   (525,584)
                                                       ===========   ==========      ======         ====       ========    ========

Investment activity:                                   JanGlTechS2   JanGlTech
                                                       -----------   ---------
   Reinvested dividends.............................         --             --
   Mortality and expense risk charges (note 2)......       (277)       (16,567)
                                                         ------       --------
      Net investment income (loss)..................       (277)       (16,567)
                                                         ------       --------
   Proceeds from mutual fund shares sold............      1,815        240,168
   Cost of mutual fund shares sold..................     (2,309)      (803,925)
                                                         ------       --------
      Realized gain (loss) on investments...........       (494)      (563,757)
   Change in unrealized gain (loss)
      on investments................................     (8,100)       (98,233)
                                                         ------       --------
      Net gain (loss) on investments................     (8,594)      (661,990)
                                                         ------       --------
   Reinvested capital gains.........................         --             --
                                                         ------       --------
         Net increase (decrease) in contract owners'
            equity resulting from operations........     (8,871)      (678,557)
                                                         ======       ========

                                                                     (continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS,Continued
Year Ended December 31,2002

Investment activity:                                   JanIntGroS2    JanIntGro    NBAMTGuard    NBAMTMCGr     NBAMTPart
                                                       -----------   ----------   -----------   -----------   ----------
   Reinvested dividends ............................   $       176       13,793         3,914            --        2,849
   Mortality and expense risk charges (note 2) .....          (537)     (31,472)       (7,836)      (43,699)      (8,002)
                                                       -----------   ----------   -----------   -----------   ----------
      Net investment income (loss) .................          (361)     (17,679)       (3,922)      (43,699)      (5,153)
                                                       -----------   ----------   -----------   -----------   ----------

   Proceeds from mutual fund shares sold ...........         1,287      646,548       102,577       523,114      164,504
   Cost of mutual fund shares sold .................        (1,576)  (1,234,956)     (124,792)   (1,067,470)    (218,180)
                                                       -----------   ----------   -----------   -----------   ----------
      Realized gain (loss) on investments ..........          (289)    (588,408)      (22,215)     (544,356)     (53,676)
   Change in unrealized gain (loss)
      on investments ...............................        (8,291)    (110,355)     (149,435)     (568,975)    (126,086)
                                                       -----------   ----------   -----------   -----------   ----------
      Net gain (loss) on investments ...............        (8,580)    (698,763)     (171,650)   (1,113,331)    (179,762)
                                                       -----------   ----------   -----------   -----------   ----------
   Reinvested capital gains ........................            --           --            --            --           --
                                                       -----------   ----------   -----------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $    (8,941)    (716,442)     (175,572)   (1,157,030)    (184,915)
                                                       ===========   ==========   ===========   ===========   ==========

Investment activity:                                    OppAggGro     OppCapAp    OppMSGrInc
                                                       -----------   ----------   ----------
   Reinvested dividends ............................        44,646       67,591        84,787
   Mortality and expense risk charges (note 2) .....       (87,980)    (154,706)     (158,499)
                                                       -----------   ----------   -----------
      Net investment income (loss) .................       (43,334)     (87,115)     (73,712)
                                                       -----------   ----------   -----------

   Proceeds from mutual fund shares sold ...........     1,398,905    1,705,031     1,489,807
   Cost of mutual fund shares sold .................    (3,888,905)  (3,270,649)   (2,209,816)
                                                       -----------   ----------   -----------
      Realized gain (loss) on investments ..........    (2,490,000)  (1,565,618)     (720,009)
   Change in unrealized gain (loss)                                               -
      on investments ...............................       292,664   (2,187,527)   (1,766,585)
                                                       -----------   ----------   -----------
      Net gain (loss) on investments ...............    (2,197,336)  (3,753,145)   (2,486,594)
                                                       -----------   ----------   -----------
   Reinvested capital gains ........................            --           --           --
                                                       -----------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (2,240,670)  (3,840,260)  (2,560,306)
                                                       ===========   ==========   ===========

Investment activity:                                      SalBrCap    SalBrHYBd     SalBrInv    SalBrTotRet   VEWrldEMkt
                                                       -----------   ----------   -----------   -----------   ----------
   Reinvested dividends ............................   $    55,633      148,112        68,311        49,458        2,260
   Mortality and expense risk charges (note 2) .....      (192,593)     (27,557)      (84,324)      (46,266)     (16,283)
                                                       -----------   ----------    ----------   -----------   ----------
      Net investment income (loss) .................      (136,960)     120,555       (16,013)        3,192      (14,023)
                                                       -----------   ----------    ----------   -----------   ----------

   Proceeds from mutual fund shares sold ...........     1,705,764      218,621       873,284       659,424      330,659
   Cost of mutual fund shares sold .................    (2,059,658)    (240,753)   (1,028,484)     (701,511)    (633,183)
                                                       -----------   ----------    ----------   -----------   ----------
      Realized gain (loss) on investments ..........      (353,894)     (22,132)     (155,200)      (42,087)    (302,524)
   Change in unrealized gain (loss)
      on investments ...............................    (3,830,968)      11,919    (1,566,078)     (264,552)     272,992
                                                       -----------   ----------    ----------   -----------   ----------
      Net gain (loss) on investments ...............    (4,184,862)     (10,213)   (1,721,278)     (306,639)     (29,532)
                                                       -----------   ----------    ----------   -----------   ----------
   Reinvested capital gains ........................            --           --            --            --           --
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $(4,321,822)     110,342    (1,737,291)     (303,447)     (43,555)
                                                       ===========   ==========    ==========   ===========   ==========

Investment activity:                                   VEWrldHAs   VKEmMkt   VKUSRealEst
                                                       ---------   -------   -----------
   Reinvested dividends ............................        993     23,099       28,134
   Mortality and expense risk charges (note 2) .....     (1,655)    (4,993)     (11,406)
                                                        -------    -------     --------
      Net investment income (loss) .................       (662)    18,106       16,728
                                                        -------    -------     --------

   Proceeds from mutual fund shares sold ...........     37,882     79,519      140,395
   Cost of mutual fund shares sold .................    (44,567)   (85,952)    (134,814)
                                                        -------    -------     --------
      Realized gain (loss) on investments ..........     (6,685)    (6,433)       5,581
   Change in unrealized gain (loss)
      on investments ...............................        597     11,815      (76,923)
                                                        -------    -------     --------
      Net gain (loss) on investments ...............     (6,088)     5,382      (71,342)
                                                        -------    -------     --------
   Reinvested capital gains ........................         --         --       20,429
                                                        -------    -------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     (6,750)    23,488      (34,185)
                                                        =======    =======     ========

See accompanying notes to financial statements.

================================================================================

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                        Total                 ACVPIncGr               ACVPInt            ACVPInt3
                                             -------------------------  --------------------  ----------------------  -------------
Investment activity:                             2002         2001         2002       2001       2002         2001      2002   2001
                                             ------------  -----------  ---------  ---------  ----------  ----------  -------  ----
   Net investment income (loss) ..........   $   (426,449)    (551,725)    (6,597)   (13,336)    (33,363)   (116,018)  (1,031)   --
   Realized gain (loss) on investments ...    (21,867,203)  (8,665,513)  (186,694)   (42,642) (1,751,499)   (957,683)  (1,615)   --
   Change in unrealized gain (loss)
      on investments .....................    (22,495,332) (30,920,035)  (311,482)  (168,103)    343,842  (3,220,563) (16,048)   --
   Reinvested capital gains ..............        832,366    7,922,400         --         --          --     910,379       --    --
                                             ------------  -----------  ---------  ---------  ----------  ----------  -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    (43,956,618) (32,214,873)  (504,773)  (224,081) (1,441,020) (3,383,885) (18,694)   --
                                             ------------  -----------  ---------  ---------  ----------  ----------  -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     28,534,926   75,221,869    312,761    747,348      87,467   1,296,361  111,429    --
   Transfers between funds ...............             --           --   (112,699)    45,632    (763,149)   (706,599) 116,561    --
   Redemptions (note 3) ..................    (33,361,306) (22,106,172)  (247,302)  (258,699)   (659,163)   (777,493) (22,179)   --
   Annual contract maintenance charges
      (note 2) ...........................        (44,342)     (25,006)      (479)      (266)     (1,339)     (1,370)     (16)   --
   Contingent deferred sales charges
      (note 2) ...........................       (420,098)    (373,745)    (5,150)    (2,077)     (8,055)    (18,103)     (60)   --
   Adjustments to maintain reserves ......        (16,460)     (18,376)       (31)       (55)        (60)       (205)      (6)   --
                                             ------------  -----------  ---------  ---------  ----------  ----------  -------   ---
         Net equity transactions .........     (5,307,280)  52,698,570    (52,900)   531,883  (1,344,299)   (207,409) 205,729    --
                                             ------------  -----------  ---------  ---------  ----------  ----------  -------   ---

Net change in contract owners' equity ....    (49,263,898)  20,483,697   (557,673)   307,802  (2,785,319) (3,591,294) 187,035    --
Contract owners' equity beginning
   of period .............................    232,199,228  211,715,531  2,353,906  2,046,104   7,313,854  10,905,148       --    --
                                             ------------  -----------  ---------  ---------  ----------  ----------  -------   ---
Contract owners' equity end of period ....   $182,935,330  232,199,228  1,796,233  2,353,906   4,528,535   7,313,854  187,035    --
                                             ============  ===========  =========  =========  ==========  ==========  =======   ===

CHANGES IN UNITS:
   Beginning units .......................     24,153,291   19,292,525    260,646    204,713     872,497     908,393       --    --
                                             ------------  -----------  ---------  ---------  ----------  ----------  -------   ---
   Units purchased .......................      3,048,442    6,369,014     69,249     69,692      12,084     247,877   25,329    --
   Units redeemed ........................     (4,507,271)  (1,508,248)   (79,709)   (13,759)   (196,500)   (283,773)  (2,063)   --
                                             ------------  -----------  ---------  ---------  ----------  ----------  -------   ---
   Ending units ..........................     22,694,462   24,153,291    250,186    260,646     688,081     872,497   23,266    --
                                             ============  ===========  =========  =========  ==========  ==========  =======   ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                             ACVPUltra            ACVPVal               CSLCapV         DrySmCaplxS
                                            ------------   ---------------------   -----------------   ------------
Investment activity:                         2002   2001      2002        2001       2002      2001     2002   2001
                                            -----   ----   ---------   ---------   -------   -------   -----   ----
   Net investment income (loss) .........   $  (6)   --      (26,588)    (15,241)     (834)   (3,185)    (11)   --
   Realized gain (loss) on investments ..    (230)   --       52,419      76,234    (1,958)    1,231    (302)   --
   Change in unrealized gain (loss)
      on investments ....................     (26)   --     (968,739)    267,358   (51,832)     (164)    (19)   --
   Reinvested capital gains .............      --    --      231,117          --        --        --      --    --
                                            -----   ----   ---------   ---------   -------   -------   -----   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (262)   --     (711,791)    328,351   (54,624)   (2,118)   (332)   --
                                            -----   ----   ---------   ---------   -------   -------   -----   ----
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     636    --    1,398,457   2,035,939        --     1,671     245    --
   Transfers between funds ..............   1,076    --      366,874     563,341    (5,648)    1,034   3,834    --
   Redemptions (note 3) .................    (841)   --     (670,845)   (413,055)       --    (1,730)     --    --
   Annual contract maintenance charges
      (note 2) ..........................      --    --       (1,019)       (107)       --        --      (7)   --
   Contingent deferred sales charges
      (note 2) ..........................      --    --       (8,959)     (9,238)       --        --      --    --
   Adjustments to maintain reserves .....      (4)   --         (198)        (22)      (11)       (5)      1    --
                                            -----   ----   ---------   ---------   -------   -------   -----   ----
         Net equity transactions ........     867    --    1,084,310   2,176,858    (5,659)      970   4,073    --
                                            -----   ----   ---------   ---------   -------   -------   -----   ----

Net change in contract owners' equity ...     605    --      372,519   2,505,209   (60,283)   (1,148)  3,741    --
Contract owners' equity beginning
   of period ............................      --    --    3,952,319   1,447,110   222,269   223,417      --    --
                                            -----   ----   ---------   ---------   -------   -------   -----   ----
Contract owners'equity end of period ....   $ 605    --    4,324,838   3,952,319   161,986   222,269   3,741    --
                                            =====   ====   =========   =========   =======   =======   =====   ====

CHANGES IN UNITS:
   Beginning units ......................      --    --      309,733     126,122    20,806    20,814      --    --
                                            -----   ----   ---------   ---------   -------   -------   -----   ----
   Units purchased ......................     101    --      106,722     208,788        --         6     492    --
   Units redeemed .......................     (25)   --      (23,043)    (25,177)     (809)      (14)     --    --
                                            -----   ----   ---------   ---------   -------   -------   -----   ----
   Ending units .........................      76    --      393,412     309,733    19,997    20,806     492    --
                                            =====   ====   =========   =========   =======   =======   =====   ====

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    DrySRGro                  DryVIFApp
                                            ------------------------   ----------------------
Investment activity:                           2002          2001         2002         2001
                                            -----------   ----------   ----------   ---------
   Net investment income (loss) .........   $   (56,882)     (92,316)     (16,263)    (22,304)
   Realized gain (loss) on
      investments .......................      (849,195)    (318,716)    (205,742)    (55,713)
   Change in unrealized gain (loss)
      on investments ....................      (840,767)  (1,558,857)    (563,220)   (403,880)
   Reinvested capital gains .............            --           --           --          --
                                            -----------   ----------   ----------   ---------

      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......    (1,746,844)  (1,969,889)    (785,225)   (481,897)
                                            -----------   ----------   ----------   ---------

   Equity transactions:
      Purchase payments received from
         contract owners (note 3) .......        87,933    1,523,084      280,960     980,352
      Transfers between funds ...........      (547,180)    (517,459)    (185,022)     79,016
      Redemptions (note 3) ..............      (457,090)    (531,881)    (588,305)   (290,682)
      Annual contract maintenance
         charges (note 2) ...............        (1,292)      (1,140)        (558)       (356)
      Contingent deferred sales
         charges (note 2) ...............        (5,185)      (9,471)      (4,578)     (5,530)
      Adjustments to maintain
         reserves .......................          (112)        (284)        (126)       (116)
                                            -----------   ----------   ----------   ---------
         Net equity transactions ........      (922,926)     462,849     (497,629)    762,684
                                            -----------   ----------   ----------   ---------

Net change in contract owners' equity        (2,669,770)  (1,507,040)  (1,282,854)    280,787
Contract owners' equity beginning
   of period ............................     6,126,444    7,633,484    4,393,471   4,112,684
                                            -----------   ----------   ----------   ---------
Contract owners' equity end of period ...   $ 3,456,674    6,126,444    3,110,617   4,393,471
                                            ===========   ==========   ==========   =========

CHANGES IN UNITS:

   Beginning units ......................       762,556      725,270      456,408     381,878
                                            -----------   ----------   ----------   ---------
   Units purchased ......................        14,243       52,496       35,873      90,577
   Units redeemed .......................      (162,663)     (15,210)     (98,738)    (16,047)
                                            -----------   ----------   ----------   ---------
   Ending units .........................       614,136      762,556      393,543     456,408
                                            ===========   ==========   ==========   =========

                                                  FedQualBd                 FidVIPEIS
                                            ---------------------   -----------------------
Investment activity:                          2002        2001         2002         2001
                                            ---------   ---------   ----------   ----------
   Net investment income (loss) .........      78,001      13,320       27,182           49
   Realized gain (loss) on
      investments .......................      46,869      31,145     (362,574)     (85,660)
   Change in unrealized gain (loss)
      on investments ....................     168,646     101,080   (2,208,132)  (1,073,639)
   Reinvested capital gains .............      52,306       5,409      259,173      452,342
                                             --------   ---------   ----------   ----------

      Net increase (decrease) in
         contract owners' equity
         resulting from operations ......     345,822     150,954   (2,284,351)    (706,908)
                                            ---------   ---------   ----------   ----------

   Equity transactions:
      Purchase payments received from
         contract owners (note 3) .......     771,555   1,655,944    1,481,250    4,363,297
      Transfers between funds ...........     886,245     404,803      141,757      125,072
      Redemptions (note 3) ..............    (584,100)   (344,150)  (1,992,236)  (1,173,889)
      Annual contract maintenance
         charges (note 2) ...............        (839)        (79)      (2,911)      (1,604)
      Contingent deferred sales
         charges (note 2) ...............      (7,464)     (3,400)     (31,558)     (12,479)
      Adjustments to maintain
         reserves .......................         (76)        853         (250)        (156)
                                            ---------    --------   ----------   ----------
         Net equity transactions ........   1,065,321   1,713,971     (403,948)   3,300,241
                                            ---------   ---------   ----------   ----------

Net change in contract owners' equity       1,411,143   1,864,925   (2,688,299)   2,593,333
Contract owners' equity beginning
   of period ............................   3,644,583   1,779,658   11,839,582    9,246,249
                                            ---------   ---------   ----------   ----------
Contract owners' equity end of period ...   5,055,726   3,644,583    9,151,283   11,839,582
                                            =========   =========   ==========   ==========

CHANGES IN UNITS:

   Beginning units ......................     315,665     163,979    1,144,546      835,981
                                            ---------   ---------   ----------   ----------
   Units purchased ......................     114,167     173,393      278,610      372,536
   Units redeemed .......................     (23,597)    (21,707)    (341,993)     (63,971)
                                            ---------   ---------   ----------   ----------
   Ending units .........................     406,235     315,665    1,081,163    1,144,546
                                            =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       FidVIPGrS                 FidVIPHIS
                                               -------------------------   ---------------------
Investment activity:                               2002          2001        2002        2001
                                               ------------   ----------   ---------   ---------

   Net investment income (loss) ............   $   (290,094)    (444,494)    138,813     145,999
   Realized gain (loss) on investments .....     (4,256,782)  (1,246,212)   (235,642)   (156,232)
   Change in unrealized gain (loss)
      on investments .......................     (4,452,304)  (7,486,969)    121,294    (218,122)
   Reinvested capital gains ................             --    2,264,779        --          --
                                               ------------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     (8,999,180)  (6,912,896)     24,465    (228,355)
                                               ------------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............      1,097,965    7,359,861     159,339     674,476
   Transfers between funds .................     (1,546,128)  (1,729,292)    (57,036)   (115,495)
   Redemptions (note 3) ....................     (3,053,655)  (2,707,958)   (257,085)   (181,510)
   Annual contract maintenance charges
      (note 2) .............................         (5,725)      (5,143)       (330)       (251)
   Contingent deferred sales charges
      (note 2) .............................        (45,039)     (47,805)     (4,969)     (5,186)
   Adjustments to maintain reserves ........           (551)      (1,216)         (8)        (28)
                                               ------------   ----------   ---------   ---------
         Net equity transactions ...........     (3,553,133)   2,868,447    (160,089)    372,006
                                               ------------   ----------   ---------   ---------

Net change in contract owners' equity ......    (12,552,313)  (4,044,449)   (135,624)    143,651
Contract owners' equity beginning
   of period ...............................     29,818,892   33,863,341   1,513,477   1,369,826
                                               ------------   ----------   ---------   ---------
Contract owners' equity end of period ......   $ 17,266,579   29,818,892   1,377,853   1,513,477
                                               ============   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units .........................      3,419,931    3,150,285     220,196     173,114
                                               ------------   ----------   ---------   ---------
   Units purchased .........................        170,094      371,068      24,691      61,476
   Units redeemed ..........................       (712,587)    (101,422)    (48,676)    (14,394)
                                               ------------   ----------   ---------   ---------
   Ending units ............................      2,877,438    3,419,931     196,211     220,196
                                               ============   ==========   =========   =========

                                                      FidVIPOvS           FidVIPOvSR
                                               -----------------------   --------------
Investment activity:                               2002         2001        2002   2001
                                               ----------   ----------   -------   ----
   Net investment income (loss) ............      (17,119)     155,902      (648)    --
   Realized gain (loss) on investments .....     (653,749)    (456,748)   (1,512)    --
   Change in unrealized gain (loss)
      on investments .......................       49,388   (1,054,546)  (16,203)    --
   Reinvested capital gains ................         --        335,965      --       --
                                               ----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     (621,480)  (1,019,427)  (18,363)    --
                                               ----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       29,417      485,838     9,249     --
   Transfers between funds .................     (264,411)    (434,404)   90,039     --
   Redemptions (note 3) ....................     (381,880)    (290,416)   (5,677)    --
   Annual contract maintenance charges
      (note 2) .............................         (395)        (262)       (6)    --
   Contingent deferred sales charges
      (note 2) .............................       (7,306)      (9,307)     --       --
   Adjustments to maintain reserves ........          (41)        (133)       (8)    --
                                               ----------   ----------   -------    ---
         Net equity transactions ...........     (624,616)    (248,684)   93,597     --
                                               ----------   ----------   -------    ---

Net change in contract owners' equity ......   (1,246,096)  (1,268,111)   75,234     --
Contract owners' equity beginning
   of period ...............................    3,269,788    4,537,899      --       --
                                               ----------   ----------   -------    ---
Contract owners' equity end of period ......    2,023,692    3,269,788    75,234     --
                                               ==========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units .........................      426,463      459,386      --       --
                                               ----------   ----------   -------    ---
   Units purchased .........................        4,311       66,931    10,267     --
   Units redeemed ..........................      (94,716)     (99,854)     (527)    --
                                               ----------   ----------   -------    ---
   Ending units ............................      336,058      426,463     9,740     --
                                               ==========   ==========   =======    ===

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    FidVIPConS              FidVIPGrOpS         FidVIPVaIS          GVITCVal
                                            ------------------------   ---------------------   -------------   -------------------
Investment activity:                           2002          2001        2002        2001       2002    2001     2002       2001
                                            -----------   ----------   ---------   ---------   ------   ----   --------   --------
   Net investment income (loss) .........   $   (96,857)    (124,508)    (10,594)    (35,091)     (25)   --        (538)       (31)
   Realized gain (loss) on investments ..    (1,174,732)    (651,811)   (304,409)   (144,680)      (2)   --     (98,058)   (48,397)
   Change in unrealized gain (loss)
      on investments ....................      (420,678)  (2,402,368)   (335,372)   (363,669)    (405)   --    (149,287)   (98,146)
   Reinvested capital gains .............            --      492,388          --          --       --    --          --         --
                                            -----------   ----------   ---------   ---------   ------   ----   --------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,692,267)  (2,686,299)   (650,375)   (543,440)    (432)   --    (247,883)  (146,574)
                                            -----------   ----------   ---------   ---------   ------   ----   --------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       540,204    2,946,982     152,595     469,010       --    --      34,544    274,654
   Transfers between funds ..............      (909,231)    (748,452)   (253,649)   (123,518)  10,969    --      22,867     (4,573)
   Redemptions (note 3) .................    (2,140,061)  (1,470,582)   (216,842)   (241,622)      --    --    (131,729)  (132,373)
   Annual contract maintenance charges
      (note 2) ..........................        (3,263)      (2,364)       (441)       (357)      (9)   --         (62)       (16)
   Contingent deferred sales charges
      (note 2) ..........................       (36,735)     (26,740)     (4,449)     (3,453)      --    --      (1,121)      (764)
   Adjustments to maintain reserves .....          (247)        (317)        (57)        (33)      (2)   --         (27)       (37)
                                            -----------   ----------   ---------   ---------   ------   ----   --------   --------
         Net equity transactions ........    (2,549,333)     698,527    (322,843)    100,027   10,958    --     (75,528)   136,891
                                            -----------   ----------   ---------   ---------   ------   ----   --------   --------
Net change in contract owners' equity ...    (4,241,600)  (1,987,772)   (973,218)   (443,413)  10,526    --    (323,411)    (9,683)
Contract owners' equity beginning
   of period ............................    16,948,037   18,935,809   2,925,447   3,368,860       --    --     965,470    975,153
                                            -----------   ----------   ---------   ---------   ------   ----   --------   --------
Contract owners' equity end of period ...   $12,706,437   16,948,037   1,952,229   2,925,447   10,526    --     642,059    965,470
                                            ===========   ==========   =========   =========   ======   ====   ========   ========

CHANGES IN UNITS:
   Beginning units ......................     1,811,908    1,749,181     399,964     388,533       --    --     110,991     97,093
                                            -----------   ----------   ---------   ---------   ------   ----   --------   --------
   Units purchased ......................        62,610       89,671      25,577      16,435    1,415    --       8,486     18,522
   Units redeemed .......................      (353,416)     (26,944)    (78,860)     (5,004)      --    --     (19,471)    (4,624)
                                            -----------   ----------   ---------   ---------   ------   ----   --------   --------
   Ending units .........................     1,521,102    1,811,908     346,681     399,964    1,415    --     100,006    110,991
                                            ===========   ==========   =========   =========   ======   ====   ========   ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    GVITDMidCapI           GVITEmMrkts      GVITEmMrkts3       GVITFHiInc
                                               -----------------------   ---------------   --------------   -----------------
Investment activity:                              2002         2001       2002     2001      2002    2001     2002      2001
                                               -----------   ---------   ------   ------   -------   ----   -------   -------
   Net investment income (loss) ............   $   (77,411)    (62,032)    (132)     (54)      (70)    --    45,132    41,951
   Realized gain (loss) on investments .....       (84,133)     28,401      (25)  (1,656)  (15,041)    --   (14,449)  (26,526)
   Change in unrealized gain (loss)
      on investments .......................    (1,266,408)   (161,230)  (2,405)    (858)      (99)    --   (20,011)  (10,519)
   Reinvested capital gains ................        57,469      72,766       --       --        --     --        --        --
                                               -----------   ---------   ------   ------   -------   ----   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    (1,370,483)   (122,095)  (2,562)  (2,568)  (15,210)    --    10,672     4,906
                                               -----------   ---------   ------   ------   -------   ----   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       537,750   2,756,594       --       --     1,799     --   110,053   304,957
   Transfers between funds .................        64,754    (177,040)   4,782   10,906    18,152     --    47,516    42,794
   Redemptions (note 3) ....................      (898,870)   (594,739)      --       --      (984)    --   (47,251)  (91,732)
   Annual contract maintenance charges
      (note 2) .............................          (972)       (336)      (5)      --        --     --       (82)       (7)
   Contingent deferred sales charges
      (note 2) .............................        (8,034)    (13,244)      --       --        --     --    (1,540)     (718)
   Adjustments to maintain reserves ........          (145)       (203)      (2)      (2)        1     --        (7)      (15)
                                               -----------   ---------   ------   ------   -------   ----   -------   -------
         Net equity transactions ...........      (305,517)  1,971,032    4,775   10,904    18,968     --   108,689   255,279
                                               -----------   ---------   ------   ------   -------   ----   -------   -------

Net change in contract owners' equity ......    (1,676,000)  1,848,937    2,213    8,336     3,758     --   119,361   260,185
Contract owners' equity beginning
   of period ...............................     7,916,538   6,067,601    8,336       --        --     --   563,096   302,911
                                               -----------   ---------   ------   ------   -------   ----   -------   -------
Contract owners' equity end of period ......   $ 6,240,538   7,916,538   10,549    8,336     3,758     --   682,457   563,096
                                               ===========   =========   ======   ======   =======   ====   =======   =======

CHANGES IN UNITS:
   Beginning units .........................       612,540     456,756    1,027       --        --     --    59,096    32,663
                                               -----------   ---------   ------   ------   -------   ----   -------   -------
   Units purchased .........................        69,668     189,859      528    1,027       525     --    13,875    31,950
   Units redeemed ..........................      (103,937)    (34,075)      --       --       (24)    --    (2,601)   (5,517)
                                               -----------   ---------   ------   ------   -------   ----   -------   -------
   Ending units ............................       578,271     612,540    1,555    1,027       501     --    70,370    59,096
                                               ===========   =========   ======   ======   =======   ====   =======   =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                GVITGlTech      GVITGlTech3          GVITGvtBd               GVITGrowth
                                             ----------------   -----------   -----------------------   ---------------------
Investment activity:                           2002     2001    2002   2001      2002         2001         2002        2001
                                             -------   ------   ----   ----   ----------   ----------   ---------   ---------
   Net investment income (loss) ..........   $   (63)    (118)    --     --      486,441      377,550     (17,269)    (23,966)
   Realized gain (loss) on investments ...    (4,814)     (42)    --     --      176,721       33,762    (548,145)   (266,576)
   Change in unrealized gain (loss)
      on investments .....................       566   (3,123)    (9)    --      627,952       32,266     116,057    (350,161)
   Reinvested capital gains ..............        --       --     --     --      141,289       17,520          --          --
                                             -------   ------    ---    ---   ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    (4,311)  (3,283)    (9)    --    1,432,403      461,098    (449,357)   (640,703)
                                             -------   ------    ---    ---   ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     1,407    5,207     98     --    3,953,989    6,116,157      33,803     311,981
   Transfers between funds ...............    (5,777)  10,707     --     --    2,932,496    1,828,360    (104,488)    (58,062)
   Redemptions (note 3) ..................        --       --     --     --   (3,382,235)    (896,166)   (159,093)    (97,429)
   Annual contract maintenance charges
      (note 2) ...........................        (5)      --     --     --       (2,568)        (477)       (214)       (174)
   Contingent deferred sales charges
      (note 2) ...........................        --       --     --     --      (31,731)     (11,102)       (894)     (1,931)
   Adjustments to maintain reserves ......         1       (3)    (4)    --            8           50         (27)        (83)
                                             -------   ------    ---    ---   ----------   ----------   ---------   ---------
         Net equity transactions .........    (4,374)  15,911     94     --    3,469,959    7,036,822    (230,913)    154,302
                                             -------   ------    ---    ---   ----------   ----------   ---------   ---------

Net change in contract owners' equity ....    (8,685)  12,628     85     --    4,902,362    7,497,920    (680,270)   (486,401)
Contract owners' equity beginning
   of period .............................    12,628       --     --     --   13,108,751    5,610,831   1,584,488   2,070,889
                                             -------   ------    ---    ---   ----------   ----------   ---------   ---------
Contract owners'equity end of period .....   $ 3,943   12,628     85     --   18,011,113   13,108,751     904,218   1,584,488
                                             =======   ======    ===    ===   ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................     3,729       --     --     --    1,125,512      508,979     295,386     273,532
                                             -------   ------    ---    ---   ----------   ----------   ---------   ---------
   Units purchased .......................       536    3,729     12     --      382,221      679,030       8,169      29,123
   Units redeemed ........................    (2,201)      --     --     --      (94,701)     (62,497)    (63,701)     (7,269)
                                             -------   ------    ---    ---   ----------   ----------   ---------   ---------
   Ending units ..........................     2,064    3,729     12     --    1,413,032    1,125,512     239,854     295,386
                                             =======   ======    ===    ===   ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  GVITIDAgg        GVITIDCon        GVITIDMod       GVITIDModAgg
                                               --------------   ---------------   --------------   --------------
Investment activity:                            2002     2001     2002     2001    2002     2001    2002     2001
                                               -------   ----   --------   ----   -------   ----   -------   ----
   Net investment income (loss) ............   $   (17)   --       2,314    --      2,831    --        964    --
   Realized gain (loss) on investments .....        (2)   --      (2,882)   --    (18,963)   --     (5,585)   --
   Change in unrealized gain (loss)
      on investments .......................     1,012    --         522    --     (6,323)   --    (25,277)   --
   Reinvested capital gains ................        --    --         154    --        433    --        761    --
                                               -------   ----   --------   ----   -------   ----   -------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................       993    --         108    --    (22,022)   --    (29,137)   --
                                               -------   ---    --------   ---    -------   ---    -------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    10,364    --     136,535    --    592,711    --    510,312    --
   Transfers between funds .................    24,243    --     304,588    --    (11,748)   --     24,259    --
   Redemptions (note 3) ....................        --    --    (125,548)   --    (14,730)   --         --    --
   Annual contract maintenance charges
      (note 2) .............................        --    --          --    --        (30)   --         --    --
   Contingent deferred sales charges
      (note 2) .............................        --    --          --    --       (392)   --         --    --
   Adjustments to maintain reserves ........        (3)   --          (2)   --         (9)   --         (2)   --
                                               -------   ----   --------   ----   -------   ----   -------   ----
         Net equity transactions ...........    34,604    --     315,573    --    565,802    --    534,569    --
                                               -------   ----   --------   ----   -------   ----   -------   ----

Net change in contract owners' equity ......    35,597    --     315,681    --    543,780    --    505,432    --
Contract owners' equity beginning
   of period ...............................        --    --          --    --         --    --         --    --
                                               -------   ----   --------   ----   -------   ----   -------   ----
Contract owners' equity end of period ......   $35,597    --     315,681    --    543,780    --    505,432    --
                                               =======   ====   ========   ====   =======   ====   =======   ====

CHANGES IN UNITS:

   Beginning units .........................        --    --          --    --         --    --         --    --
                                               -------   ----   --------   ----   -------   ----   -------   ----
   Units purchased .........................     4,329    --      38,876    --     62,858    --     58,948    --
   Units redeemed ..........................        --    --      (7,051)   --     (2,578)   --         --    --
                                               -------   ----   --------   ----   -------   ----   -------   ----
   Ending units ............................     4,329    --      31,825    --     60,280    --     58,948    --
                                               =======   ====   ========   ====   =======   ====   =======   ====

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                             GVITIDModCon       GVITIntGro     GVITIntGro3           GVITMyMkt
                                            ---------------   --------------   ------------   -----------------------
Investment activity:                          2002     2001    2002     2001    2002   2001      2002         2001
                                            --------   ----   ------   -----   -----   ----   ----------   ----------
   Net investment income (loss) .........   $  4,504     --     (102)    (36)    (43)    --      (31,458)     195,440
   Realized gain (loss) on investments ..     (1,259)    --     (475)     (7)     (9)    --           --           --
   Change in unrealized gain (loss)
      on investments ....................    (19,513)    --   (1,593)   (377)   (634)    --           --            1
   Reinvested capital gains .............        834     --       --      --      --     --           --           --
                                            --------   ----   ------   -----   -----   ----   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (15,434)    --   (2,170)   (420)   (686)    --      (31,458)     195,441
                                            --------   ----   ------   -----   -----   ----   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    441,147     --    1,250   9,788   8,536     --    4,929,877    7,270,977
   Transfers between funds ..............    325,588     --       --      --      --     --    1,968,387    4,576,433
   Redemptions (note 3) .................     (7,138)    --   (2,078)     --      --     --   (6,188,372)  (3,045,460)
   Annual contract maintenance charges
      (note 2) ..........................        (30)    --       (3)     --      --     --       (2,054)        (614)
   Contingent deferred sales charges
      (note 2) ..........................        (94)    --       --      --      --     --      (39,214)     (35,538)
   Adjustments to maintain reserves .....         (5)    --       (1)     (4)     (3)    --          (33)         (97)
                                            --------   ----   ------   -----   -----   ----   ----------   ----------
         Net equity transactions ........    759,468     --     (832)  9,784   8,533     --      668,591    8,765,701
                                            --------   ----   ------   -----   -----   ----   ----------   ----------

Net change in contract owners' equity ...    744,034     --   (3,002)  9,364   7,847     --      637,133    8,961,142
Contract owners' equity beginning
   of period ............................         --     --    9,364      --      --     --   14,563,734    5,602,592
                                            --------   ----   ------   -----   -----   ----   ----------   ----------
Contract owners' equity end of period ...   $744,034     --    6,362   9,364   7,847     --   15,200,867   14,563,734
                                            ========   ====   ======   =====   =====   ====   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................         --     --    1,444      --      --     --    1,351,456      531,049
                                            --------   ----   ------   -----   -----   ----   ----------   ----------
   Units purchased ......................     78,904     --      201   1,444   1,011     --       91,360      988,173
   Units redeemed .......................       (721)    --     (334)     --      --     --      (29,332)    (167,766)
                                            --------   ----   ------   -----   -----   ----   ----------   ----------
   Ending units .........................     78,183     --    1,311   1,444   1,011     --    1,413,484    1,351,456
                                            ========   ====   ======   =====   =====   ====   ==========   ==========

                                                                    (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 GVITNStrVal          GVITSmCapGr          GVITSmCapVal            GVITSmComp
                                             ------------------  --------------------   --------------------  ---------------------
                                                2002      2001      2002       2001        2002      2001        2002       2001
                                             ---------  -------  ---------  ---------   ---------  ---------  ----------  ---------
Investment activity:
   Net investment income (loss) ...........  $  (1,771)  (1,927)   (22,414)   (26,408)    (37,712)   (33,396)    (52,939)   (54,358)
   Realized gain (loss) on investments ....    (45,097)  (1,388)  (337,652)  (129,139)   (178,173)    21,851    (245,974)  (187,279)
   Change in unrealized gain (loss)
      on investments ......................      2,541  (15,619)  (328,253)   (98,007)   (783,112)   283,292    (482,160)  (113,596)
   Reinvested capital gains ...............         --      304         --         --      68,401    208,145          --         --
                                             ---------  -------  ---------  ---------   ---------  ---------  ----------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................    (44,327) (18,630)  (688,319)  (253,554)   (930,596)   479,892    (781,073)  (355,233)
                                             ---------  -------  ---------  ---------   ---------  ---------  ----------  ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............         --    1,320    223,997    314,078     389,809    644,233     220,521    925,430
   Transfers between funds ................   (127,116) 122,680    (71,430)   (53,135)     80,382    469,486    (239,832)  (370,141)
   Redemptions (note 3) ...................    (15,592) (45,594)  (171,914)  (109,031)   (344,923)  (228,027)   (280,298)  (189,900)
   Annual contract maintenance charges
      (note 2) ............................         (8)      (7)      (179)      (109)       (588)      (197)       (629)      (412)
   Contingent deferred sales charges
      (note 2) ............................       (167)      --     (2,890)    (1,610)     (4,408)    (5,901)     (2,327)    (3,301)
   Adjustments to maintain reserves .......         (3)     (15)       (82)      (272)        (82)       (30)         93     (1,952)
                                             ---------  -------  ---------  ---------   ---------  ---------  ----------  ---------
      Net equity transactions .............   (142,886)  78,384    (22,498)   149,921     120,190    879,564    (302,472)   359,724
                                             ---------  -------  ---------  ---------   ---------  ---------  ----------  ---------

Net change in contract owners' equity .....   (187,213)  59,754   (710,817)  (103,633)   (810,406) 1,359,456  (1,083,545)     4,491
Contract owners'equity beginning
   of period ..............................    207,144  147,390  1,969,107  2,072,740   3,000,453  1,640,997   4,240,229  4,235,738
                                             ---------  -------  ---------  ---------   ---------  ---------  ----------  ---------
Contract owners' equity end of period .....  $  19,931  207,144  1,258,290  1,969,107   2,190,047  3,000,453   3,156,684  4,240,229
                                             =========  =======  =========  =========   =========  =========  ==========  =========

CHANGES IN UNITS:
   Beginning units ........................     18,946   12,858    164,348    152,071     194,983    134,671     325,477    299,060
                                             ---------  -------  ---------  ---------   ---------  ---------  ----------  ---------
   Units purchased ........................         --    7,725     54,231     16,457       5,037     70,562      20,768     36,377
   Units redeemed .........................    (16,469)  (1,637)   (58,915)    (4,180)     (1,498)   (10,250)    (48,984)    (9,960)
                                             ---------  -------  ---------  ---------   ---------  ---------  ----------  ---------
   Ending units ...........................      2,477   18,946    159,664    164,348     198,522    194,983     297,261    325,477
                                             =========  =======  =========  =========   =========  =========  ==========  =========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   GVITSMdCpGr                GVITTotRt            GVITTGroFoc     GVITTGroFoc3
                                            ------------------------   -----------------------   ---------------   ------------
Investment activity:                            2002         2001         2002         2001       2002     2001    2002    2001
                                            -----------   ----------   ----------   ----------   ------   ------   -----   ----
   Net investment income (loss) .........   $   (24,031)     (38,179)     (57,195)     (64,176)     (14)     (32)    (16)   --
   Realized gain (loss) on investments ..      (686,385)    (194,960)  (1,961,180)    (786,823)    (357)  (2,610)     (1)   --
   Change in unrealized gain (loss)
      on investments ....................      (136,048)    (848,187)    (109,166)    (907,699)    (404)     403    (313)   --
   Reinvested capital gains .............            --           --           --      300,262       --       --      --    --
                                            -----------   ----------   ----------   ----------   ------   ------   -----   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (846,464)  (1,081,326)  (2,127,541)  (1,458,436)    (775)  (2,239)   (330)   --
                                            -----------   ----------   ----------   ----------   ------   ------   -----   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       108,903      339,160      994,267    4,257,321       --       --      --    --
   Transfers between funds ..............      (162,682)     (97,054)    (391,956)    (286,927)  (2,094)   5,110   3,459    --
   Redemptions (note 3) .................      (184,518)    (161,438)  (1,336,754)  (1,429,710)      --       --      --    --
   Annual contract maintenance charges
      (note 2) ..........................          (346)        (347)      (2,561)      (1,543)      --       --      --    --
   Contingent deferred sales charges
      (note 2) ..........................        (1,669)      (3,590)     (17,703)     (28,042)      --       --      --    --
   Adjustments to maintain reserves .....           (40)        (174)        (194)        (276)      --       (2)     (1)   --
                                            -----------   ----------   ----------   ----------   ------   ------   -----   ---
         Net equity transactions ........      (240,352)      76,557     (754,901)   2,510,823   (2,094)   5,108   3,458    --
                                            -----------   ----------   ----------   ----------   ------   ------   -----   ---

Net change in contract owners'equity ....    (1,086,816)  (1,004,769)  (2,882,442)   1,052,387   (2,869)   2,869   3,128    --
Contract owners' equity beginning
   of period ............................     2,336,883    3,341,652   10,986,582    9,934,195    2,869       --      --    --
                                            -----------   ----------   ----------   ----------   ------   ------   -----   ---
Contract owners' equity end of period ...   $ 1,250,067    2,336,883    8,104,140   10,986,582       --    2,869   3,128    --
                                            ===========   ==========   ==========   ==========   ======   ======   =====   ===
CHANGES IN UNITS:
   Beginning units ......................       286,498      281,482    1,211,392      952,292      755       --      --    --
                                            -----------   ----------   ----------   ----------   ------   ------   -----   ---
   Units purchased ......................        18,149        7,185      155,478      333,553       --      755     418    --
   Units redeemed .......................       (57,862)      (2,169)    (270,326)     (74,453)    (755)      --      --    --
                                            -----------   ----------   ----------   ----------   ------   ------   -----   ---
   Ending units .........................       246,785      286,498    1,096,544    1,211,392       --      755     418    --
                                            ===========   ==========   ==========   ==========   ======   ======   =====   ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  GVITWLead                JanCapAp          JanGITechS2         JanGITech
                                            ---------------------   ---------------------   -------------   ---------------------
Investment activity:                           2002        2001        2002       2001       2002    2001     2002        2001
                                            ---------   ---------   ---------   ---------   ------   ----   ---------   ---------
   Net investment income (loss) .........   $  (1,486)      4,054     (30,142)    (16,591)    (277)   --      (16,567)    (12,871)
   Realized gain (loss) on investments ..     (57,634)    (36,247)   (418,086)   (315,881)    (494)   --     (563,757)   (258,959)
   Change in unrealized gain (loss)
      on investments ....................    (161,433)   (183,604)    (77,356)   (557,527)  (8,100)   --      (98,233)   (592,140)
   Reinvested capital gains .............          --          --          --          --       --    --           --          --
                                            ---------   ---------   ---------   ---------   ------   ----   ---------   ---------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations .....................    (220,553)   (215,797)   (525,584)   (889,999)  (8,871)   --     (678,557)   (863,970)
                                            ---------   ---------   ---------   ---------   ------   ----   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      31,637      97,328     178,361   1,657,617   30,710    --       81,886     850,150
   Transfers between funds ..............     (24,728)    (39,740)   (178,013)   (676,469)  15,920    --     (113,439)   (130,183)
   Redemptions (note 3) .................     (49,429)    (30,791)   (358,606)   (177,395)  (1,753)   --     (112,732)   (128,728)
   Annual contract maintenance charges
      (note 2) ..........................         (41)        (18)       (692)       (478)      (1)   --         (364)       (247)
   Contingent deferred sales charges
      (note 2) ..........................      (1,137)       (654)     (5,629)     (2,752)      --    --       (1,921)     (1,953)
   Adjustments to maintain reserves .....         (51)        (36)       (172)         65       (5)   --          (50)       (111)
                                            ---------   ---------   ---------   ---------   ------   ----   ---------   ---------
         Net equity transactions ........     (43,749)     26,089    (364,751)    800,588   44,871    --     (146,620)    588,928
                                            ---------   ---------   ---------   ---------   ------   ----   ---------   ---------
Net change in contract owners' equity ...    (264,302)   (189,708)   (890,335)    (89,411)  36,000    --     (825,177)   (275,042)
Contract owners' equity beginning
   of period ............................     863,216   1,052,924   3,125,669   3,215,080       --    --    1,653,621   1,928,663
                                            ---------   ---------   ---------   ---------   ------   ----   ---------   ---------
Contract owners' equity end of period ...   $ 598,914     863,216   2,235,334   3,125,669   36,000    --      828,444   1,653,621
                                            =========   =========   =========   =========   ======   ====   =========   =========
CHANGES IN UNITS:
   Beginning units ......................     109,497     106,911     487,923     386,899       --    --      401,951     289,716
                                            ---------   ---------   ---------   ---------   ------   ----   ---------   ---------
   Units purchased ......................       4,632       3,673      33,394     135,371    5,263    --       31,886     138,436
   Units redeemed .......................     (10,858)     (1,087)   (100,469)    (34,347)    (184)   --      (88,069)    (26,201)
                                            ---------   ---------   ---------   ---------   ------   ----   ---------   ---------
   Ending units .........................     103,271     109,497     420,848     487,923    5,079    --      345,768     401,951
                                            =========   =========   =========   =========   ======   ====   =========   =========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                            JanIntGroS2           JanIntGro              NBAMTGuard              NBAMTMCGr
                                          ---------------   ----------------------   ------------------   -----------------------
                                            2002     2001      2002         2001       2002      2001        2002        2001
                                          --------   ----   ----------   ---------   --------   -------   ----------   ----------
Investment activity:
   Net investment income (loss)........   $   (361)    --      (17,679)    (19,421)    (3,922)   (5,631)     (43,699)     (57,575)
   Realized gain (loss) on
      investments......................       (289)    --     (588,408)   (211,114)   (22,215)      956     (544,356)    (280,705)
   Change in unrealized gain (loss)
      on investments...................     (8,291)    --     (110,355)   (564,682)  (149,435)  (46,664)    (568,975)    (960,109)
   Reinvested capital gains............         --     --           --          --         --    33,041           --           --
                                          --------    ---   ----------   ---------   --------   -------   ----------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.....     (8,941)    --     (716,442)   (795,217)  (175,572)  (18,298)  (1,157,030)  (1,298,389)
                                          --------    ---   ----------   ---------   --------   -------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3).........     37,909     --       81,555   1,452,885     68,589   181,822      236,015      969,870
   Transfers between funds.............     64,166     --     (302,896)   (266,260)    36,652     7,057     (165,770)    (252,761)
   Redemptions (note 3)................       (759)    --     (268,987)   (167,025)   (69,636)   (9,964)    (269,831)    (272,108)
   Annual contract maintenance
      charges (note 2).................        (12)    --         (472)       (190)       (84)       (4)        (792)        (593)
   Contingent deferred sales charges
      (note 2).........................        (20)    --       (4,264)     (4,366)    (1,341)     (349)      (3,083)      (7,832)
   Adjustments to maintain reserves....         67     --       (5,302)       (108)       (41)       13         (267)        (196)
                                          --------    ---   ----------   ---------   --------   -------   ----------   ----------
      Net equity transactions..........    101,351     --     (500,366)  1,014,936     34,139   178,575    (203,728)      436,380
                                          --------    ---   ----------   ---------   --------   -------   ----------   ----------

Net change in contract owners'
   equity..............................     92,410     --   (1,216,808)    219,719   (141,433)  160,277   (1,360,758)    (862,009)
Contract owners' equity beginning
   of period...........................         --     --    2,843,102   2,623,383    625,003   464,726    3,789,556    4,651,565
                                          --------    ---   ----------   ---------   --------   -------   ----------   ----------
Contract owners' equity end
   of period...........................   $ 92,410     --    1,626,294   2,843,102    483,570   625,003    2,428,798    3,789,556
                                          ========    ===   ==========   =========   ========   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units.....................         --     --      470,389     327,658     55,575    40,126      376,746      343,557
                                          --------    ---   ----------   ---------   --------   -------   ----------   ----------
   Units purchased.....................     12,035     --       17,101     175,519      5,197    16,223       35,666       44,843
   Units redeemed......................        (88)    --     (119,915)    (32,788)    (1,480)     (774)     (65,827)     (11,654)
                                          --------    ---   ----------   ---------   --------   -------   ----------   ----------
   Ending units........................     11,947     --      367,575     470,389     59,292    55,575      346,585      376,746
                                          ========    ===   ==========   =========   ========   =======   ==========   ==========

                                                                   (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 NBAMTPart               OppAggGro                  OppCapAp
                                            -------------------   -----------------------   -----------------------
Investment activity:                           2002      2001       2002         2001         2002         2001
                                            ---------   -------   ----------   ----------   ----------   ----------
   Net investment income (loss) .........   $  (5,153)   (5,499)     (43,334)     (35,463)     (87,115)    (105,644)
   Realized gain (loss) on investments ..     (53,676)   (8,453)  (2,490,000)  (1,452,942)  (1,565,618)    (228,529)
   Change in unrealized gain (loss)
      on investments ....................    (126,086)  (27,618)     292,664   (3,610,547)  (2,187,527)  (2,868,543)
   Reinvested capital gains .............          --    18,142           --    1,359,088           --    1,212,085
                                            ---------   -------   ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (184,915)  (23,428)  (2,240,670)  (3,739,864)  (3,840,260)  (1,990,631)
                                            ---------   -------   ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     163,777   241,174      467,240    2,247,457    1,067,184    4,360,951
   Transfers between funds ..............      14,019   (24,555)    (487,823)  (1,139,955)    (362,700)    (548,725)
   Redemptions (note 3) .................    (129,987)  (56,049)    (702,722)    (585,319)  (1,397,762)  (1,175,983)
   Annual contract maintenance charges
      (note 2) ..........................         (42)      (16)      (1,708)      (1,282)      (3,312)      (2,149)
   Contingent deferred sales charges
      (note 2) ..........................      (1,098)     (255)      (8,932)     (11,815)     (21,266)     (24,572)
   Adjustments to maintain reserves .....         (20)      (23)        (222)          24       (4,389)     (12,240)
                                            ---------   -------   ----------   ----------   ----------   ----------
         Net equity transactions ........      46,649   160,276     (734,167)     509,110     (722,245)   2,597,282
                                            ---------   -------   ----------   ----------   ----------   ----------

Net change in contract owners' equity ...    (138,266)  136,848   (2,974,837)  (3,230,754)  (4,562,505)     606,651
Contract owners' equity beginning
   of period ............................     598,209   461,361    7,893,280   11,124,034   13,348,283   12,741,632
                                            ---------   -------   ----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $ 459,943   598,209    4,918,443    7,893,280    8,785,778   13,348,283
                                            =========   =======   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................      57,673      42,613      916,594      875,332    1,225,154    1,007,367
                                            ---------     -------   ----------   ----------   ----------   ----------
   Units purchased ......................       2,296      18,832       73,890       59,181      164,508      279,509
   Units redeemed .......................        (682)     (3,772)    (188,274)     (17,919)    (271,378)     (61,722)
                                            ---------     -------   ----------   ----------   ----------   ----------
   Ending units .........................      59,287      57,673      802,210      916,594    1,118,284    1,225,154
                                            =========     =======   ==========   ==========   ==========   ==========
                                                   OppMSGrInc
                                            -----------------------
Investment activity:                           2002         2001
                                            ----------   ----------
   Net investment income (loss) .........      (73,712)    (103,039)
   Realized gain (loss) on investments ..     (720,009)    (233,284)
   Change in unrealized gain (loss)
      on investments ....................   (1,766,585)  (1,066,573)
   Reinvested capital gains .............           --           --
                                            ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (2,560,306)  (1,402,896)
                                            ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,400,668    4,639,386
   Transfers between funds ..............     (342,001)    (649,925)
   Redemptions (note 3) .................   (1,505,008)    (984,192)
   Annual contract maintenance charges
      (note 2) ..........................       (2,377)      (1,235)
   Contingent deferred sales charges
      (note 2) ..........................      (25,814)     (22,770)
   Adjustments to maintain reserves .....         (286)        (589)
                                            ----------   ----------
         Net equity transactions ........     (474,818)   2,980,675
                                            ----------   ----------

Net change in contract owners' equity ...   (3,035,124)   1,577,779
Contract owners' equity beginning
   of period ............................   12,425,085   10,847,306
                                            ----------   ----------
Contract owners' equity end of period ...    9,389,961   12,425,085
                                            ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................    1,400,831    1,083,351
                                            ----------   ----------
   Units purchased ......................      246,612      400,177
   Units redeemed .......................     (325,198)     (82,697)
                                            ----------   ----------
   Ending units .........................    1,322,245    1,400,831
                                            ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 SalBrCap               SalBrHYBd              SalBrInv             SalBrTotRet
                                         -----------------------  --------------------  ---------------------  --------------------
Investment activity:                         2002        2001        2002       2001       2002       2001        2002      2001
                                         -----------  ----------  ---------  ---------  ----------  ---------  ---------  ---------
   Net investment income (loss) .......  $  (136,960)    (91,590)   120,555    115,418     (16,013)   (30,144)     3,192     29,434
   Realized gain (loss) on
      investments .....................     (353,894)     67,541    (22,132)   (16,105)   (155,200)    36,241    (42,087)    11,231
   Change in unrealized gain (loss)
      on investments ..................   (3,830,968)   (158,119)    11,919    (52,516) (1,566,078)  (396,388)  (264,552)   (88,147)
   Reinvested capital gains ...........           --     174,572         --         --          --     61,836         --         --
                                         -----------  ----------  ---------  ---------  ----------  ---------  ---------  ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ....   (4,321,822)     (7,596)   110,342     46,797  (1,737,291)  (328,455)  (303,447)   (47,482)
                                         -----------  ----------  ---------  ---------  ----------  ---------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........    2,067,473   4,894,130    395,789    705,236   1,115,098  2,697,508  1,127,433  1,614,101
   Transfers between funds ............     (137,970)    425,712     43,475    (10,213)     56,523    467,727     17,224     21,841
   Redemptions (note 3) ...............   (1,793,192) (1,394,490)  (170,895)  (264,700)   (915,065)  (695,824)  (633,086)  (331,354)
   Annual contract maintenance
      charges (note 2) ................       (2,462)       (616)      (374)      (121)     (1,012)      (161)    (1,073)      (174)
   Contingent deferred sales charges
      (note 2) ........................      (30,841)    (13,986)    (2,047)    (1,396)    (15,185)    (9,438)   (11,477)    (9,512)
   Adjustments to maintain reserves ...       (3,089)       (124)       (12)       (10)       (174)      (156)       (43)       (28)
                                         -----------  ----------  ---------  ---------  ----------  ---------  ---------  ---------
         Net equity transactions ......       99,919   3,910,626    265,936    428,796     240,185  2,459,656    498,978  1,294,874
                                         -----------  ----------  ---------  ---------  ----------  ---------  ---------  ---------

Net change in contract owners'equity ..   (4,221,903)  3,903,030    376,278    475,593  (1,497,106) 2,131,201    195,531  1,247,392
Contract owners'equity beginning
   of period ..........................   15,488,381  11,585,351  1,757,969  1,282,376   6,632,102  4,500,901  3,087,144  1,839,752
                                         -----------  ----------  ---------  ---------  ----------  ---------  ---------  ---------
Contract owners'equity end of period ..  $11,266,478  15,488,381  2,134,247  1,757,969   5,134,996  6,632,102  3,282,675  3,087,144
                                         ===========  ==========  =========  =========  ==========  =========  =========  =========

CHANGES IN UNITS:
   Beginning units ....................    1,191,775     895,490    166,474    125,878     586,817    375,930    298,720    174,110
                                         -----------  ----------  ---------  ---------  ----------  ---------  ---------  ---------
   Units purchased ....................      239,737     357,820     31,404     51,982      17,293    248,892     64,028    145,598
   Units redeemed .....................     (257,944)    (61,535)    (6,871)   (11,386)     (5,272)   (38,005)   (16,814)   (20,988)
                                         -----------  ----------  ---------  ---------  ----------  ---------  ---------  ---------
   Ending units .......................    1,173,568   1,191,775    191,007    166,474     598,838    586,817    345,934    298,720
                                         ===========  ==========  =========  =========  ==========  =========  =========  =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   VEWrldEMkt            VEWrldHAs            VKEmMkt           VKUSRealEst
                                            ----------------------   -----------------   -----------------   ------------------
Investment activity:                           2002         2001       2002      2001      2002      2001      2002       2001
                                            ----------   ---------   -------   -------   -------   -------   --------   ------
   Net investment income (loss) .........   $  (14,023)    (17,901)     (662)     (535)   18,106    26,921     16,728    15,347
   Realized gain (loss) on investments ..     (302,524)   (174,484)   (6,685)    2,676    (6,433)      743      5,581       678
   Change in unrealized gain (loss)
      on investments ....................      272,992     134,897       597   (16,756)   11,815     1,211    (76,923)    7,792
   Reinvested capital gains .............           --          --        --        --        --        --     20,429     3,377
                                            ----------   ---------   -------    ------   -------   -------   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (43,555)    (57,488)   (6,750)  (14,615)   23,488    28,875    (34,185)   27,194
                                            ----------   ---------   -------    ------   -------   -------   --------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        5,563     114,986     8,956    52,802     6,909    15,769    199,040   356,677
   Transfers between funds ..............      (66,063)   (108,021)     (334)   (2,676)  (16,813)   26,877    273,019    37,046
   Redemptions (note 3) .................     (242,806)    (59,228)  (29,528)   (7,431)  (34,749)  (49,073)  (105,485)  (11,252)
   Annual contract maintenance charges
      (note 2) ..........................         (180)       (124)       --        --       (68)      (33)      (311)      (27)
   Contingent deferred sales charges
      (note 2) ..........................       (1,492)     (1,343)     (953)     (304)       --    (1,830)    (1,907)      (88)
   Adjustments to maintain reserves .....          (20)        (32)        2         7       (10)       (9)       (20)        9
                                            ----------   ---------   -------    ------   -------   -------   --------   -------
      Net equity transactions ...........     (304,998)    (53,762)  (21,857)   42,398   (44,731)   (8,299)   364,336   382,365
                                            ----------   ---------   -------    ------   -------   -------   --------   -------

Net change in contract owners'equity ....     (348,553)   (111,250)  (28,607)   27,783   (21,243)   20,576    330,151   409,559
Contract owners' equity beginning
   of period ............................    1,229,368   1,340,618   116,092    88,309   364,470   343,894    560,937   151,378
                                            ----------   ---------   -------    ------   -------   -------   --------   -------
Contract owners'equity end of period ....   $  880,815   1,229,368    87,485   116,092   343,227   364,470    891,088   560,937
                                            ==========   =========   =======    ======   =======   =======   ========   =======
CHANGES IN UNITS:
   Beginning units ......................      141,871     149,768    11,606     7,795    27,000    27,654     41,796    12,215
                                            ----------   ---------   -------    ------   -------   -------   --------   -------
   Units purchased ......................          655      17,375     1,061     4,423       525     4,340     30,840    30,403
   Units redeemed .......................      (36,353)    (25,272)   (3,538)     (612)   (3,915)   (4,994)    (4,763)     (822)
                                            ----------   ---------   -------    ------   -------   -------   --------   -------
   Ending units .........................      106,173     141,871     9,129    11,606    23,610    27,000     67,873    41,796
                                            ==========   =========   =======    ======   =======   =======   ========   =======

See accompanying notes to financial statements.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-8

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

               Portfolios of the American Century Variable Portfolios,
               Inc. (American Century VP);
                    American Century VP - Income & Growth Fund - Class I
                       (ACVPIncGr)
                    American Century VP - International Fund - Class I
                       (ACVPInt)
                    American Century VP - International Fund - Class III
                       (ACVPInt3)
                    American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital
                       Portfolio (CSGPVen)*
                    Credit Suisse Trust - International Focus Portfolio
                       (CSIntFoc)*
                    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service
                       Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund - Initial Shares (DryStkIx)*

               Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares
                       (DryVIFApp)

               Portfolios of the Federated Insurance Series (Federated IS);
                    Federated IS - American Leaders Fund II - Primary Shares
                       (FedAmLead)*
                    Federated IS - High Income Bond Fund II - Primary Shares
                       (FedHiInc)*
                    Federated IS - Quality Bond Fund II - Primary Shares
                       (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
                    Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                       (FidVIPEI)*
                    Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                       (FidVIPEIS)
                    Fidelity(R) VIP - Growth Portfolio - Service Class
                       (FidVIPGrS)
                    Fidelity(R) VIP - High Income Portfolio - Service Class
                       (FidVIPHIS)
                    Fidelity(R) VIP - Overseas Portfolio - Initial Class
                       (FidVIPOv)*
                    Fidelity(R) VIP - Overseas Portfolio - Service Class
                       (FidVIPOvS)
                    Fidelity(R) VIP - Overseas Portfolio - Service Class R
                       (FidVIPOvSR)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

               Portfolio of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);
                    Fidelity(R) VIP II - Contrafund(R) Portfolio - Service
                       Class(FidVIPConS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);
                    Fidelity(R) VIP III - Growth Opportunities Portfolio -
                       Service Class (FidVIPGrOpS)
                    Fidelity(R) VIP III - Value Strategies Portfolio -
                       Service Class (FidVIPVaIS)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT) (formerly Nationwide(R) Separate Account Trust) (managed for a fee by an affiliated investment advisor);
                    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
                       (formerly Federated Equity Income Fund)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                       (GVITDMidCapI)
                    Gartmore GVIT Emerging Markets Fund - Class I
                       (GVITEmMrkts)
                    Gartmore GVIT Emerging Markets Fund - Class III
                       (GVITEmMrkts3)
                    Gartmore GVIT Federated High Income Bond Fund - Class I
                       (GVITFHiInc)
                    Gartmore GVIT Global Technology and Communications Fund -
                       Class I (GVITGlTech)
                    Gartmore GVIT Global Technology and Communications Fund -
                       Class III (GVITGlTech3)
                    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                       (formerly Capital Appreciation Fund)
                    Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                    Gartmore GVIT ID Conservative Fund (GVITIDCon)
                    Gartmore GVIT ID Moderate Fund (GVITIDMod)
                    Gartmore GVIT ID Moderately Aggressive Fund
                       (GVITIDModAgg)
                    Gartmore GVIT ID Moderately Conservative Fund
                       (GVITIDModCon)
                    Gartmore GVIT International Growth Fund - Class I
                       (GVITIntGro)
                    Gartmore GVIT International Growth Fund - Class III
                       (GVITIntGro3)
                    Gartmore GVIT J.P.Morgan Balanced Fund - Class I
                       (GVITJPBal)*
                    Gartmore GVIT MAS Multi Sector Bond Fund - Class I
                       (GVITMMultiSec)*
                    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Strategic Value Fund -
                       Class I (GVITNStrVal)
                    Gartmore GVIT Small Cap Growth Fund - Class I
                       (GVITSmCapGr)
                    Gartmore GVIT Small Cap Value Fund - Class I
                       (GVITSmCapVal)
                    Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Strong Mid Cap Growth Fund - Class I
                       (GVITSMdCpGr)
                    Gartmore GVIT Total Return Fund - Class I (GVITTotRt) Gartmore GVIT Turner Growth Focus Fund - Class I
                       (GVITTGroFoc)*
                    Gartmore GVIT Turner Growth Focus Fund - Class III
                       (GVITTGroFoc3)
                    Gartmore GVIT Worldwide Leaders Fund - Class I
                       (GVITWLead)

               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Capital Appreciation Portfolio - Service
                       Shares (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service II
                       Shares (JanGlTechS2)
                    Janus AS - Global Technology Portfolio - Service Shares
                       (JanGlTech)
                    Janus AS - International Growth Portfolio - Service II
                       Shares (JanIntGroS2)
                    Janus AS - International Growth Portfolio - Service
                       Shares (JanIntGro)

               Portfolios of the MFS Variable Insurance Trust (MFS(R)VIT);
                    MFS(R) VIT - Emerging Growth Series - Initial Class
                       (MFSEmGrSe)*
                    MFS(R) VIT - Total Return Series - Initial Class
                       (MFSTotReSe)*

               Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Guardian Portfolio - I Class
                       Shares (NBAMTGuard)
                    Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)
                       (NBAMTMCGr)
                    Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

               Portfolios of the Oppenheimer Variable Annuity (VA);
                    Oppenheimer Aggressive Growth Fund/VA - Initial Class
                       (OppAggGro)
                    Oppenheimer Capital Appreciation Fund/VA - Initial Class
                       (OppCapAp)
                    Oppenheimer Global Securities Fund/VA - Initial Class
                       (OppGlSec)*
                    Oppenheimer Main Street Growth & Income Fund/VA - Initial
                       Class (OppMSGrInc)

               Portfolios of the Salomon Brothers Variable Series Funds
               Inc. (Salomon Brothers VSF Inc.);
                    Salomon Brothers VSF Inc. Capital Fund (SalBrCap)
                    Salomon Brothers VSF Inc. High Yield Bond Fund (SalBrHYBd) Salomon Brothers VSF Inc. Investors Fund (SalBrInv) Salomon Brothers VSF Inc. Total Return Fund (SalBrTotRet)

               Strong Opportunity Fund II, Inc.(StOpp2)*

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
               WIT);
                    Van Eck WIT - Worldwide Emerging Markets Fund
                       (VEWrldEMkt)
                    Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
                    Van Kampen UIF - Emerging Markets Debt
                       Portfolio - Class A (VKEmMkt)
                    Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)* Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                       (VKUSRealEst)

               * At December 31, 2002, contract owners have not invested in this fund.

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.


                Nationwide Variable Account-8 Options                   America'sVision   America's Vision Plus
   ------------------------------------------------------------------   ---------------   ---------------------
   Mortality and Expense Risk - Basic                                        1.40%+               1.40%

   Beneficiary Protector Option                                                --                 0.40%
      Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

   Maximum Variable Account Charges*                                         1.40%+               1.80%

  *When maximum options are utilized.

  +Includes 0.15% administration charge.

The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2002:

                           Total      ACVPIncGr   ACVPInt   ACVPInt3   ACVPUltra
                         ----------   ---------   -------   --------   ---------
1.40%.................   $2,956,408     29,440     83,510     1,031         7
1.80%.................        7,005                    --        --        --
                         ----------     ------     ------     -----       ---
   Totals.............   $2,963,413     29,440     83,510     1,031         7
                         ==========     ======     ======     =====       ===

                          ACVPVal   CSLCapV   DrySmCapIxS   DrySRGro   DryVIFApp
                          -------   -------   -----------   --------   ---------
1.40%.................    $62,207    2,721         17        66,233     54,094
1.80%.................        101       --         --            --        513
                          -------    -----         ---       ------     ------
   Totals.............    $62,308    2,721         17        66,233     54,607
                          =======    =====         ===       ======     ======

                       FedQualBd   FidVIPEIS   FidVIPGrS   FidVIPHIS   FidVIPOvS
                       ---------   ---------   ---------   ---------   ---------
1.40%.................   $61,129     151,578    325,516     20,736      38,180
1.80%.................       663       1,074         96         --          --
                         -------     -------    -------     ------      ------
   Totals.............   $61,792     152,652    325,612     20,736      38,180
                         =======     =======    =======     ======      ======

                   FidVIPOvSR   FidVIPConS   FidVIPGrOpS   FidVIPVaIS   GVITCVal
                   ----------   ----------   -----------   ----------   --------
1.40%...........     $648        214,409       33,895          25        11,438
                     ----        -------       ------         ---        ------
   Totals.......     $648        214,409       33,895          25        11,438
                     ====        =======       ======         ===        ======

             GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITFHiInc   GVITGlTech
             ------------   -----------   ------------   ----------   ----------
1.40%......    $103,372         154           165          8,956         100
1.80%......          94          --            --             --          --
               --------         ---           ---          -----         ---
   Totals..    $103,466         154           165          8,956         100
               ========         ===           ===          =====         ===

                    GVITGlTech3   GVITGvtBd   GVITGrowth   GVITIDAgg   GVITIDCon
                    -----------   ---------   ----------   ---------   ---------
1.40%............       $--        220,600      17,269        102         1,481
1.80%............        --          1,870          --         --            --
                        ---        -------      ------        ---         -----
   Totals........       $--        222,470      17,269        102         1,481
                        ===        =======      ======        ===         =====

              GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntGro   GVITIntGro3
              ---------   ------------   ------------   ----------   -----------
1.40%......    $2,879        2,808          5,043          102           43
               ------        -----          -----          ---           ---
   Totals..    $2,879        2,808          5,043          102           43
               ======        =====          =====          ===           ===

               GVITMyMkt   GVITNStrVal   GVITSmCapGr   GVITSmCapVal   GVITSmComp
               ---------   -----------   -----------   ------------   ----------
1.40%.......    $216,156      1,779        22,414         37,763         52,939
1.80%.......          --         --            --            200             --
                --------      -----        ------         ------         ------
   Totals...    $216,156      1,779        22,414         37,963         52,939
                ========      =====        ======         ======         ======

               GVITSMdCpGr   VITTotRt   GVITTGroFoc   GVITTGroFoc3    FGVITWLead
               -----------   --------   -----------   ------------    ----------
1.40%.......     $24,031      140,087       14             16           10,432
1.80%.......          --          218       --             --               --
                 -------      -------      ---             ---          ------
   Totals...     $24,031      140,305       14             16           10,432
                 =======      =======      ===             ===          ======

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

                    JanCapAp   JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro
                    --------   -----------   ---------   -----------   ---------
1.40% ...........    $38,313       277        16,567         537        31,472
1.80% ...........        100        --            --          --            --
                     -------       ---        ------         ---        ------
   Totals .......    $38,413       277        16,567         537        31,472
                     =======       ===        ======         ===        ======

                       NBAMTGuard   NBAMTMCGr   NBAMTPart   OppAggGro   OppCapAp
                       ----------   ---------   ---------   ---------   --------
1.40% ...........       $7,836        43,699      8,002       87,980     154,229
1.80% ...........           --            --         --           --         477
                        ------        ------      -----       ------     -------
   Totals .......       $7,836        43,699      8,002       87,980     154,706
                        ======        ======      =====       ======     =======

                      OppMSGrInc   SalBrCap   SalBrHYBd   SalBrInv   SalBrTotRet
                      ----------   --------   ---------   --------   -----------
1.40% ...........      $157,634     192,391     27,557     83,832      46,226
1.80% ...........           865         202         --        492          40
                       --------     -------     -------    ------      ------
   Totals .......      $158,499     192,593     27,557     84,324      46,266
                       ========     =======     ======     ======      ======

                     VEWrldEMkt   VEWrldHAs    VKEmMkt   VKUSRealEst
                     ----------   ---------    -------   -----------
1.40% ...........     $16,283       1,655       4,993      11,406
                      -------       -----       -----      ------
   Totals .......     $16,283       1,655       4,993      11,406
                      =======       =====       =====      ======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $22,456,255 and $56,898,040, respectively, and total transfers from the Account to the fixed account were $18,468,006 and $8,371,635, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Contract Owners' Equity Schedule

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and the contract expense rate and total return for the period ended December 31, 2002:

                                                         Contract                     Unit        Contract       Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
     American Century VP - Income & Growth Fund - Class I
        2002 .......................................       1.40%         250,186    $7.179590     $1,796,233     -20.50%

     American Century VP - International Fund - Class I
        2002 .......................................       1.40%         688,081     6.581398      4,528,535     -21.49%

     American Century VP - International Fund - Class III
        2002 .......................................       1.40%          23,266     8.038975        187,035     -19.61% 5/1/02

     American Century VP - Ultra(R) Fund - Class I
        2002 .......................................       1.40%              76     7.962903            605     -20.37% 5/1/02

     American Century VP - Value Fund - Class I
        2002 .......................................       1.40%         392,826    10.995838      4,319,451     -13.84%
                                                           1.80%             586     9.193603          5,387     -14.19%

     Credit Suisse Trust - Large Cap Value Portfolio
        2002 .......................................       1.40%          19,997     8.100504        161,986     -24.17%

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2002 .......................................       1.40%             492     7.603070          3,741     -23.97% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2002 .......................................       1.40%         614,136     5.628516      3,456,674     -29.94%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2002 .......................................       1.40%         390,140     7.907593      3,085,068     -17.88%
                                                           1.80%           3,403     7.507889         25,549     -18.22%

     Federated IS - Quality Bond Fund II - Primary Shares
        2002 .......................................       1.40%         402,762    12.456595      5,017,043       7.78%
                                                           1.80%           3,473    11.138147         38,683       7.34%

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2002 .......................................       1.40%       1,073,801     8.470071      9,095,171     -18.16%
                                                           1.80%           7,362     7.621790         56,112     -18.49%

     Fidelity(R) VIP - Growth Portfolio - Service Class
        2002 .......................................       1.40%       2,876,293     6.000703     17,259,780     -31.18%
                                                           1.80%           1,145     5.937741          6,799     -31.46%

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2002 .......................................       1.40%         196,211     7.022305      1,377,853       2.17%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2002 .......................................       1.40%         336,058     6.021853      2,023,692     -21.46%

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
        2002 .......................................       1.40%           9,740     7.724242         75,234     -22.76% 5/1/02

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
        2002 .......................................       1.40%       1,521,102     8.353442     12,706,437     -10.69%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

                                                         Contract                     Unit        Contract       Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2002 .......................................       1.40%         346,681     5.631197      1,952,229     -23.01%

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2002 .......................................       1.40%           1,415     7.438892         10,526     -25.61% 5/1/02

     Gartmore GVIT Comstock Value Fund - Class I
        2002 .......................................       1.40%         100,006     6.420208        642,059     -26.19%

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2002 .......................................       1.40%         577,676    10.794460      6,235,700     -16.49%
                                                           1.80%             595     8.131783          4,838     -16.83%

     Gartmore GVIT Emerging Markets Fund - Class I
        2002 .......................................       1.40%           1,555     6.784099         10,549     -16.42%

     Gartmore GVIT Emerging Markets Fund - Class III
        2002 .......................................       1.40%             501     7.500827          3,758     -24.99% 5/1/02

     Gartmore GVIT Federated High Income Bond Fund - Class I
        2002 .......................................       1.40%          70,370     9.698125        682,457       1.78%

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2002 .......................................       1.40%           2,064     1.910471          3,943     -43.58%

     Gartmore GVIT Global Technology and Communications Fund - Class III
        2002 .......................................       1.40%              12     7.121827             85     -28.78% 5/1/02

     Gartmore GVIT Government Bond Fund - Class I
        2002 .......................................       1.40%       1,403,244    12.756340     17,900,258       9.43%
                                                           1.80%           9,788    11.325598        110,855       8.99%

     Gartmore GVIT Growth Fund - Class I
        2002 .......................................       1.40%         239,854     3.769867        904,218     -29.72%

     Gartmore GVIT ID Aggressive Fund
        2002 .......................................       1.40%           4,329     8.222834         35,597     -17.77% 1/25/02

     Gartmore GVIT ID Conservative Fund
        2002 .......................................       1.40%          31,825     9.919273        315,681      -0.81% 1/25/02

     Gartmore GVIT ID Moderate Fund
        2002 .......................................       1.40%          60,280     9.020903        543,780      -9.79% 1/25/02

     Gartmore GVIT ID Moderately Aggressive Fund
        2002 .......................................       1.40%          58,948     8.574196        505,432     -14.26% 1/25/02

     Gartmore GVIT ID Moderately Conservative Fund
        2002 .......................................       1.40%          78,183     9.516564        744,034      -4.83% 1/25/02

     Gartmore GVIT International Growth Fund - Class I
        2002 .......................................       1.40%           1,311     4.852467          6,362     -25.17%

     Gartmore GVIT International Growth Fund - Class III
        2002 .......................................       1.40%           1,011     7.761892          7,847     -22.38% 5/1/02

                                                          Contract                    Unit        Contract       Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
     Gartmore GVIT Money Market Fund - Class I
        2002 .......................................       1.40%       1,413,484    10.754184     15,200,867      -0.21%

     Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I
        2002 .......................................       1.40%           2,477     8.046365         19,931     -26.41%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2002 .......................................       1.40%         159,664     7.880865      1,258,290     -34.22%

     Gartmore GVIT Small Cap Value Fund - Class I
        2002 .......................................       1.40%         196,818    11.067332      2,178,250     -28.18%
                                                           1.80%           1,704     6.923267         11,797     -28.48%

     Gartmore GVIT Small Company Fund - Class I
        2002 .......................................       1.40%         297,261    10.619233      3,156,684     -45.99%

     Gartmore GVIT Strong Mid Cap Growth Fund - Class I
        2002 .......................................       1.40%         246,785     5.065409      1,250,067     -37.90%

     Gartmore GVIT Total Return Fund - Class I
        2002 .......................................       1.40%       1,094,353     7.390371      8,087,675     -18.51%
                                                           1.80%           2,191     7.514858         16,465     -18.84%

     Gartmore GVIT Turner Growth Focus Fund - Class III
        2002 .......................................       1.40%             418     7.482888          3,128     -25.17% 5/1/02

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2002 .......................................       1.40%         103,271     5.799437        598,914     -26.44%

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2002 .......................................       1.40%         420,089     5.308709      2,230,130     -17.11%
                                                           1.80%             759     6.855957          5,204     -17.44%

     Janus AS - Global Technology Portfolio - Service II Shares
        2002 .......................................       1.40%           5,079     7.088099         36,000     -29.12% 5/1/02

     Janus AS - Global Technology Portfolio - Service Shares
        2002 .......................................       1.40%         345,768     2.395952        828,444     -41.76%

     Janus AS - International Growth Portfolio - Service II Shares
        2002 .......................................       1.40%          11,947     7.735029         92,410     -22.65% 5/1/02

     Janus AS - International Growth Portfolio - Service Shares
        2002 .......................................       1.40%         367,575     4.424386      1,626,294     -26.80%

     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2002 .......................................       1.40%          59,292     8.155738        483,570     -27.48%

     Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)
        2002 .......................................       1.40%         346,585     7.007798      2,428,798     -30.33%

     Neuberger Berman AMT - Partners Portfolio(R)
        2002 .......................................       1.40%          59,287     7.757913        459,943     -25.21%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2002 .......................................       1.40%         802,210     6.131117      4,918,443     -28.80%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                     Unit        Contract       Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2002 .......................................       1.40%       1,114,583     7.861902      8,762,742     -27.88%
                                                           1.80%           3,701     6.224132         23,036     -28.18%

     Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
        2002 .......................................       1.40%       1,316,410     7.100693      9,347,423     -19.94%
                                                           1.80%           5,835     7.290184         42,538     -20.26%

     Salomon Brothers VSF Inc. Capital Fund
        2002 .......................................       1.40%       1,171,582     9.604723     11,252,721     -26.11%
                                                           1.80%           1,986     6.927112         13,757     -26.41%

     Salomon Brothers VSF Inc. High Yield Bond Fund
        2002 .......................................       1.40%         191,007    11.173659      2,134,247      5.81%

     Salomon Brothers VSF Inc. Investors Fund
        2002 .......................................       1.40%         595,366     8.584719      5,111,050     -24.13%
                                                           1.80%           3,472     6.896748         23,946     -24.44%

     Salomon Brothers VSF Inc. Total Return Fund
        2002 .......................................       1.40%         345,441     9.490036      3,278,248      -8.17%
                                                           1.80%             493     8.979678          4,427      -8.54%

     Van Eck WIT - Worldwide Emerging Markets Fund
        2002 .......................................       1.40%         106,173     8.296039        880,815      -4.26%

     Van Eck WIT - Worldwide Hard Assets Fund
        2002 .......................................       1.40%           9,129     9.583147         87,485      -4.19%

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
        2002 .......................................       1.40%          23,610    14.537361        343,227       7.69%

     Van Kampen UIF - U.S. Real Estate Portfolio - Class A
        2002 .......................................       1.40%          67,873    13.128753        891,088      -2.18%
                                                                                                -------------

     2002 Contract owners' equity ...........................................................   $ 182,935,330
                                                                                                =============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account.The total return is calculated for the period indicated or from the effective date through the end of the period.

(5)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and contract expense rate, investment income ratio and total return for each period in the three-year period ended December 31, 2002, and the period October 1, 1999 (commencement of operations) through December 31, 1999. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                         Contract                                 Contract     Investment
                                         Expense                     Unit          Owners'       Income           Total
                                          Rate*        Units      Fair Value       Equity        Ratio**        Return***
                                      -------------   -------   --------------   -----------   ----------   -----------------
     American Century VP - Income & Growth Fund - Class I
        2002 .......................      1.40%       250,186   $    7.18        $ 1,796,233      1.10%          -20.50%
        2001 .......................      1.40%       260,646        9.03          2,353,906      0.84%          - 9.64%
        2000 .......................      1.40%       204,713        9.99          2,046,104      0.28%          -11.86%
        1999 .......................      1.40%        15,981       11.34            181,223      0.00%           13.40%      (a)(b)

     American Century VP - International Fund - Class I
        2002 .......................      1.40%       688,081        6.58          4,528,535      0.85%          -21.49%
        2001 .......................      1.40%       872,497        8.38          7,313,854      0.09%          -30.17%
        2000 .......................      1.40%       908,393       12.00         10,905,148      0.06%          -17.98%
        1999 .......................      1.40%        19,358       14.64            283,351      0.00%           46.37%      (a)(b)

     American Century VP - International Fund - Class III
        2002 .......................      1.40%        23,266        8.04            187,035      0.00%          -19.61%      (a)(b)

     American Century VP - Ultra(R) Fund - Class I
        2002 .......................      1.40%            76        7.96                605      0.33%          -20.37%      (a)(b)

     American Century VP - Value Fund - Class I
        2002 .......................  1.40% to 1.80%  393,412    9.19 to 11.00     4,324,838      0.86%     -14.19% to -13.84%
        2001 .......................  1.40% to 1.80%  309,733   10.71 to 12.76     3,952,319      0.79%        7.15% to 11.23%(a)
        2000 .......................      1.40%       126,122       11.47          1,447,110      0.29%           16.50%
        1999 .......................      1.40%         3,378        9.85             33,270      0.00%          - 1.51%      (a)(b)

     Credit Suisse Trust - Large Cap Value Portfolio
        2002 .......................      1.40%        19,997        8.10            161,986      0.98%          -24.17%
        2001 .......................      1.40%        20,806       10.68            222,269      0.00%          - 0.48%
        2000 .......................      1.40%        20,814       10.73            223,418      1.48%            7.39%
        1999 .......................      1.40%         9,267        9.99             92,623      0.29%          - 0.05%      (a)(b)

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2002 .......................      1.40%           492        7.60              3,741      0.32%          -23.97%      (a)(b)

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2002 .......................      1.40%       614,136        5.63          3,456,674      0.20%          -29.94%
        2001 .......................      1.40%       762,556        8.03          6,126,444      0.06%          -23.67%
        2000 .......................      1.40%       725,271       10.53          7,633,483      1.47%          -12.27%
        1999 .......................      1.40%        62,468       12.00            749,450      0.03%           19.97%      (a)(b)

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2002 .......................  1.40% to 1.80%  393,543     7.51 to 7.91     3,110,617      1.02%     -18.22% to -17.88%
        2001 .......................  1.40% to 1.80%  456,408     9.18 to 9.63     4,393,471      0.89%      -10.59% to -8.20%(b)
        2000 .......................      1.40%       381,878       10.77          4,112,684      1.20%          - 2.03%
        1999 .......................      1.40%        33,598       10.99            369,352      0.66%            9.93%      (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                       Contract                                   Contract    Investment
                                       Expense                       Unit          Owners'      Income           Total
                                        Rate*         Units       Fair Value       Equity       Ratio**        Return***
                                    -------------   ---------   --------------   ----------   ----------   -----------------
     Federated IS - Quality Bond Fund II - Primary Shares
        2002 ....................   1.40% to 1.80%    406,235   11.14 to 12.46    5,055,726      3.21%         7.34% to 7.78%
        2001 ....................   1.40% to 1.80%    315,665   10.38 to 11.56    3,644,583      1.94%         3.77% to 6.49%(a)
        2000 ....................       1.40%         163,979       10.85         1,779,658      0.26%             8.91%
        1999 ....................       1.40%           4,028        9.96            40,139      0.00%            -0.35%     (a)(b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2002 ....................   1.40% to 1.80%  1,081,163     7.62 to 8.47    9,151,283      1.71%     -18.49% to -18.16%
        2001 ....................   1.40% to 1.80%  1,144,546    9.35 to 10.35   11,839,582      1.45%       -6.49% to -6.43%(a)
        2000 ....................       1.40%         835,981       11.06         9,246,249      0.34%             6.80%
        1999 ....................       1.40%          40,787       10.36           422,406      0.00%             3.56%     (a)(b)

     Fidelity(R) VIP - Growth Portfolio - Service Class
        2002 ....................   1.40% to 1.80%  2,877,438     5.94 to 6.00   17,266,579      0.15%     -31.46% to -31.18%
        2001 ....................   1.40% to 1.80%  3,419,931     8.66 to 8.72   29,818,892      0.00%     -18.89% to -13.37%(b)
        2000 ....................       1.40%       3,150,284       10.75        33,863,342      0.03%           -12.31%
        1999 ....................       1.40%         171,385       12.26         2,100,791      0.00%            22.58%     (a)(b)

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2002 ....................       1.40%         196,211        7.02         1,377,853     11.04%             2.17%
        2001 ....................       1.40%         220,196        6.87         1,513,477     11.63%           -13.14%
        2000 ....................       1.40%         173,115        7.91         1,369,826      2.07%           -23.69%
        1999 ....................       1.40%           9,299       10.37            96,425      0.00%             3.69%     (a)(b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2002 ....................       1.40%         336,058        6.02         2,023,692      0.80%           -21.46%
        2001 ....................       1.40%         426,463        7.67         3,269,788      5.39%           -22.38%
        2000 ....................       1.40%         459,387        9.88         4,537,898      0.54%           -20.28%
        1999 ....................       1.40%          19,209       12.39           238,012      0.00%            23.91%     (a)(b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
        2002 ....................       1.40%           9,740        7.72            75,234      0.00%           -22.76%     (a)(b)

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
        2002 ....................       1.40%       1,521,102        8.35        12,706,437      0.79%           -10.69%
        2001 ....................       1.40%       1,811,908        9.35        16,948,037      0.69%           -13.60%
        2000 ....................       1.40%       1,749,181       10.83        18,935,810      0.12%            -8.01%
        1999 ....................       1.40%         101,072       11.77         1,189,486      0.00%            17.69%     (a)(b)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2002 ....................       1.40%         346,681        5.63         1,952,229      0.96%           -23.01%
        2001 ....................       1.40%         399,964        7.31         2,925,447      0.25%           -15.64%
        2000 ....................       1.40%         388,532        8.67         3,368,860      0.50%           -18.33%
        1999 ....................       1.40%          24,641       10.62           261,613      0.00%             6.17%     (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2002 ....................       1.40%           1,415        7.44            10,526      0.00%           -25.61%     (a)(b)

                                       Contract                                   Contract    Investment
                                       Expense                       Unit          Owners'      Income           Total
                                        Rate*         Units       Fair Value       Equity       Ratio**        Return***
                                    -------------   ---------   --------------   ----------   ----------   -----------------
     Gartmore GVIT Comstock Value Fund - Class I
        2002 ....................       1.40%         100,006        6.42           642,059      1.36%          -26.19%
        2001 ....................       1.40%         110,991        8.70           965,470      1.43%          -13.39%
        2000 ....................       1.40%          97,093       10.04           975,152      1.21%          -11.87%
        1999 ....................       1.40%             791       11.40             9,014      0.11%           13.96%      (a)(b)

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2002 ....................   1.40% to 1.80%    578,271    8.13 to 10.79    6,240,538      0.37%     -16.83% to -16.49%
        2001 ....................   1.40% to 1.80%    612,540    9.78 to 12.93    7,916,538      0.52%       -2.70% to -2.23%(b)
        2000 ....................       1.40%         456,756       13.28         6,067,601      0.88%           13.60%
        1999 ....................       1.40%          20,437       11.69           238,980      0.06%           16.93%      (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class I
        2002 ....................       1.40%           1,555        6.78            10,549      0.23%          -16.42%
        2001 ....................       1.40%           1,027        8.12             8,336      1.27%           -6.52%      (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class III
        2002 ....................       1.40%             501        7.50             3,758      5.05%          -24.99%      (a)(b)

     Gartmore GVIT Federated High Income Bond Fund - Class I
        2002 ....................       1.40%          70,370        9.70           682,457      8.68%            1.78%
        2001 ....................       1.40%          59,096        9.53           563,096     11.31%            2.75%
        2000 ....................       1.40%          32,664        9.27           302,911     13.30%           -9.55%
        1999 ....................       1.40%              50       10.25               513      0.00%            2.53%      (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2002 ....................       1.40%           2,064        1.91             3,943      0.44%          -43.58%
        2001 ....................       1.40%           3,729        3.39            12,628      0.00%          -43.53%

     Gartmore GVIT Global Technology and Communications Fund - Class III
        2002 ....................       1.40%              12        7.12                85      0.00%          -28.78%      (a)(b)

     Gartmore GVIT Government Bond Fund - Class I
        2002 ....................   1.40% to 1.80%  1,413,032   11.33 to 12.76   18,011,113      4.56%         8.99% to 9.43%
        2001 ....................   1.40% to 1.80%  1,125,512   10.39 to 11.66   13,108,751      5.47%         3.92% to 5.75%(a)
        2000 ....................       1.40%         508,979       11.02         5,610,831      6.20%           10.97%
        1999 ....................       1.40%           8,802        9.93            87,437      1.82%           -0.66%      (a)(b)

     Gartmore GVIT Growth Fund - Class I
        2002 ....................       1.40%         239,854        3.77           904,218      0.00%          -29.72%
        2001 ....................       1.40%         295,386        5.36         1,584,488      0.00%          -29.15%
        2000 ....................       1.40%         273,531        7.57         2,070,889      0.23%          -27.56%
        1999 ....................       1.40%          37,028       10.45           386,978      0.23%            4.51%      (a)(b)

     Gartmore GVIT ID Aggressive Fund
        2002 ....................       1.40%           4,329        8.22            35,597      0.48%          -17.77%      (a)(b)

     Gartmore GVIT ID Conservative Fund
        2002 ....................       1.40%          31,825        9.92           315,681      2.40%           -0.81%      (a)(b)

     Gartmore GVIT ID Moderate Fund
        2002 ....................       1.40%          60,280        9.02           543,780      2.10%           -9.79%      (a)(b)

     Gartmore GVIT ID Moderately Aggressive Fund
        2002 ....................       1.40%          58,948        8.57           505,432      1.49%          -14.26%      (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                       Contract                                  Contract    Investment
                                       Expense                       Unit         Owners'      Income           Total
                                        Rate*         Units       Fair Value      Equity       Ratio**        Return***
                                    -------------   ---------   -------------   ----------   ----------   -----------------
     Gartmore GVIT ID Moderately Conservative Fund
        2002 ....................       1.40%          78,183       9.52           744,034      2.57%            -4.83%     (a)(b)

     Gartmore GVIT International Growth Fund - Class I
        2002 ....................       1.40%           1,311       4.85             6,362      0.00%           -25.17%
        2001 ....................       1.40%           1,444       6.48             9,364      0.11%           -29.66%

     Gartmore GVIT International Growth Fund - Class III
        2002 ....................       1.40%           1,011       7.76             7,847      0.00%           -22.38%     (a)(b)

     Gartmore GVIT Money Market Fund - Class I
        2002 ....................       1.40%       1,413,484      10.75        15,200,867      1.24%            -0.21%
        2001 ....................       1.40%       1,351,456      10.78        14,563,734      3.44%             2.15%
        2000 ....................       1.40%         531,050      10.55         5,602,593      6.05%             4.55%
        1999 ....................       1.40%          50,504      10.09           509,630      0.25%             0.91%     (a)(b)

     Gartmore GVIT Nationwide(R)  Strategic Value Fund - Class I
        2002 ....................       1.40%           2,477       8.05            19,931      0.01%           -26.41%
        2001 ....................       1.40%          18,946      10.93           207,144      0.69%            -4.62%
        2000 ....................       1.40%          12,858      11.46           147,389      0.00%             6.11%
        1999 ....................       1.40%             312      10.80             3,370      0.00%             8.03%     (a)(b)

     Gartmore GVIT Small Cap Growth Fund - Class I
        2002 ....................       1.40%         159,664       7.88         1,258,290      0.00%           -34.22%
        2001 ....................       1.40%         164,348      11.98         1,969,107      0.00%           -12.10%
        2000 ....................       1.40%         152,072      13.63         2,072,741      0.00%           -17.34%
        1999 ....................       1.40%             210      16.49             3,463      0.00%            64.89%     (a)(b)

     Gartmore GVIT Small Cap Value Fund - Class I
        2002 ....................   1.40% to 1.80%    198,522   6.92 to 11.07    2,190,047      0.01%     -28.48% to -28.18%
        2001 ....................   1.40% to 1.80%    194,983   9.68 to 15.41    3,000,453      0.04%       -3.20% to 26.47%(a)
        2000 ....................       1.40%         134,671      12.19         1,640,997      0.00%             9.65%
        1999 ....................       1.40%           6,505      11.11            72,288      0.00%            11.13%     (a)(b)

     Gartmore GVIT Small Company Fund - Class I
        2002 ....................       1.40%         297,261      10.62         3,156,684      0.00%           -45.99%
        2001 ....................       1.40%         325,477      13.03         4,240,229      0.11%            -8.02%
        2000 ....................       1.40%         299,060      14.16         4,235,738      0.03%             7.38%
        1999 ....................       1.40%           6,733      13.19            88,808      0.00%            31.90%     (a)(b)

     Gartmore GVIT Strong Mid Cap Growth Fund - Class I
        2002 ....................       1.40%         246,785       5.07         1,250,067      0.00%           -37.90%
        2001 ....................       1.40%         286,498       8.16         2,336,883      0.00%           -31.29%
        2000 ....................       1.40%         281,483      11.87         3,341,652      0.00%           -16.56%
        1999 ....................       1.40%          12,348      14.23           175,682      0.00%            42.28%     (a)(b)

     Gartmore GVIT Total Return Fund - Class I

        2002 ....................   1.40% to 1.80%  1,096,544    7.39 to 7.51    8,104,140      0.87%     -18.84% to -18.51%
        2001 ....................   1.40% to 1.80%  1,211,392    9.07 to 9.26   10,986,582      0.80%      -13.06% to -7.40%(b)
        2000 ....................       1.40%         952,292      10.43         9,934,195      0.90%            -3.48%
        1999 ....................       1.40%          48,025      10.81           519,071      0.10%             8.08%     (a)(b)

                                       Contract                              Contract    Investment
                                       Expense                    Unit        Owners'      Income           Total
                                        Rate*        Units     Fair Value     Equity       Ratio**        Return***
                                    -------------   -------   ------------   ---------   ----------   -----------------
     Gartmore GVIT Turner Growth Focus Fund - Class I
        2001 ....................       1.40%           755        3.80          2,869      0.00%          -39.89%

     Gartmore GVIT Turner Growth Focus Fund - Class III
        2002 ....................       1.40%           418        7.48          3,128      0.00%          -25.17%      (a)(b)

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2002 ....................       1.40%       103,271        5.80        598,914      1.22%          -26.44%
        2001 ....................       1.40%       109,497        7.88        863,216      1.76%          -19.95%
        2000 ....................       1.40%       106,910        9.85      1,052,924      1.29%          -13.54%
        1999 ....................       1.40%         1,738       11.39         19,798      0.00%           13.91%      (a)(b)

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2002 ....................   1.40% to 1.80%  420,848   5.31 to 6.86   2,235,334      0.31%     -17.44% to -17.11%
        2001 ....................   1.40% to 1.80%  487,923   6.40 to 8.30   3,125,669      0.90%     -22.93% to -16.95%(b)
        2000 ....................       1.40%       386,899        8.31      3,215,080      1.05%          -16.90%      (a)(b)

     Janus AS - Global Technology Portfolio - Service II Shares
        2002 ....................       1.40%         5,079        7.09         36,000      0.00%          -29.12%      (a)(b)

     Janus AS - Global Technology Portfolio - Service Shares
        2002 ....................       1.40%       345,768        2.40        828,444      0.00%          -41.76%
        2001 ....................       1.40%       401,951        4.11      1,653,621      0.62%          -38.20%
        2000 ....................       1.40%       289,716        6.66      1,928,663      1.20%          -33.43%      (a)(b)

     Janus AS - International Growth Portfolio - Service II Shares
        2002 ....................       1.40%        11,947        7.74         92,410      0.38%          -22.65%      (a)(b)

     Janus AS - International Growth Portfolio - Service Shares
        2002 ....................       1.40%       367,575        4.42      1,626,294      0.62%          -26.80%
        2001 ....................       1.40%       470,389        6.04      2,843,102      0.73%          -24.51%
        2000 ....................       1.40%       327,658        8.01      2,623,383      2.03%          -19.94%      (a)(b)

     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2002 ....................       1.40%        59,292        8.16        483,570      0.71%          -27.48%
        2001 ....................       1.40%        55,575       11.25        625,003      0.42%           -2.90%
        2000 ....................       1.40%        40,127       11.58        464,727      0.20%           -0.28%
        1999 ....................       1.40%         4,403       11.61         51,135      0.00%           16.14%      (a)(b)

     Neuberger Berman AMT - Mid-Cap Growth Portfolio(R)
        2002 ....................       1.40%       346,585        7.01      2,428,798      0.00%          -30.33%
        2001 ....................       1.40%       376,746       10.06      3,789,556      0.00%          -25.71%
        2000 ....................       1.40%       343,557       13.54      4,651,565      0.00%           -8.75%
        1999 ....................       1.40%         3,465       14.84         51,413      0.00%           48.38%      (a)(b)

     Neuberger Berman AMT - Partners Portfolio(R)
        2002 ....................       1.40%        59,287        7.76        459,943      0.54%          -25.21%
        2001 ....................       1.40%        57,673       10.37        598,209      0.36%           -4.20%
        2000 ....................       1.40%        42,613       10.83        461,361      0.09%           -0.70%
        1999 ....................       1.40%           130       10.90          1,417      0.00%            9.03%      (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                       Contract                                  Contract    Investment
                                       Expense                       Unit         Owners'      Income           Total
                                        Rate*         Units      Fair Value       Equity       Ratio**        Return***
                                    -------------   ---------   -------------   ----------   ----------   -----------------
     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2002 ....................       1.40%         802,210        6.13        4,918,443      0.70%          -28.80%
        2001 ....................       1.40%         916,594        8.61        7,893,280      0.92%          -32.24%
        2000 ....................       1.40%         875,332       12.71       11,124,034      0.00%          -12.48%
        1999 ....................       1.40%          17,379       14.52          252,341      0.00%           45.20%      (a)(b)

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2002 ....................   1.40% to 1.80%  1,118,284    6.22 to 7.86    8,785,778      0.61%     -28.18% to -27.88%
        2001 ....................   1.40% to 1.80%  1,225,154   8.67 to 10.90   13,348,283      0.62%     -13.81% to -13.34%(b)
        2000 ....................       1.40%       1,007,367       12.65       12,741,632      0.06%           -1.62%
        1999 ....................       1.40%          50,682       12.86          651,605      0.00%           28.57%      (a)(b)

     Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
        2002 ....................   1.40% to 1.80%  1,322,245    7.10 to 7.29    9,389,961      0.78%     -20.26% to -19.94%
        2001 ....................   1.40% to 1.80%  1,400,831    8.87 to 9.14   12,425,085      0.53%      -11.43% to -8.57%(b)
        2000 ....................       1.40%       1,083,351       10.01       10,847,305      0.20%          -10.05%
        1999 ....................       1.40%          54,195       11.13          603,240      0.00%           11.31%      (a)(b)

     Salomon Brothers VSF Inc. Capital Fund
        2002 ....................   1.40% to 1.80%  1,173,568    6.93 to 9.60   11,266,478      0.42%     -26.41% to -26.11%
        2001 ....................   1.40% to 1.80%  1,191,775   9.41 to 13.00   15,488,381      0.78%        -5.87% to 0.47%(a)
        2000 ....................       1.40%         895,490       12.94       11,585,351      0.98%           16.59%
        1999 ....................       1.40%          43,305       11.10          480,532      0.90%           10.96%      (a)(b)

     Salomon Brothers VSF Inc. High Yield Bond Fund
        2002 ....................       1.40%         191,007       11.17        2,134,247      7.61%            5.81%
        2001 ....................       1.40%         166,474       10.56        1,757,969      9.03%            3.66%
        2000 ....................       1.40%         125,878       10.19        1,282,377     17.44%           -1.41%
        1999 ....................       1.40%           3,249       10.33           33,573     17.53%            3.33%      (a)(b)

     Salomon Brothers VSF Inc. Investors Fund
        2002 ....................   1.40% to 1.80%    598,838    6.90 to 8.58    5,134,996      1.16%     -24.44% to -24.13%
        2001 ....................   1.40% to 1.80%    586,817   9.13 to 11.31    6,632,102      0.87%       -8.73% to -5.50%(a)
        2000 ....................       1.40%         375,929       11.97        4,500,901      1.31%           13.63%
        1999 ....................       1.40%          15,554       10.54          163,880      0.99%            5.36%      (a)(b)

     Salomon Brothers VSF Inc. Total Return Fund
        2002 ....................   1.40% to 1.80%    345,934    8.98 to 9.49    3,282,675      1.55%       -8.54% to -8.17%
        2001 ....................       1.40%         298,720       10.33        3,087,144      2.65%           -2.20%
        2000 ....................       1.40%         174,110       10.57        1,839,752      5.79%            6.40%
        1999 ....................       1.40%           9,159        9.93           90,956      4.71%           -0.69%      (a)(b)

     Van Eck WIT - Worldwide Emerging Markets Fund
        2002 ....................       1.40%         106,173        8.30          880,815      0.21%           -4.26%
        2001 ....................       1.40%         141,871        8.67        1,229,368      0.00%           -3.19%
        2000 ....................       1.40%         149,767        8.95        1,340,618      0.00%          -42.68%
        1999 ....................       1.40%           5,099       15.62           79,625      0.00%           56.16%      (a)(b)

                                    Contract                                          Investment
                                     Expense               Unit         Contract        Income       Total
                                     Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                    --------   ------   ----------   --------------   ----------   ---------
     Van Eck WIT - Worldwide Hard Assets Fund
        2002 ....................     1.40%     9,129       9.58             87,485      0.98%         -4.19%
        2001 ....................     1.40%    11,606      10.00            116,092      1.04%        -11.71%
        2000 ....................     1.40%     7,795      11.33             88,309      0.44%          9.85%
        1999 ....................     1.40%     1,012      10.31             10,437      0.00%          3.13%(a)(b)

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
        2002 ....................     1.40%    23,610      14.54            343,227      6.53%          7.69%
        2001 ....................     1.40%    27,000      13.50            364,470      9.01%          8.55%
        2000 ....................     1.40%    27,654      12.44            343,894     20.47%          9.84%(a)(b)

     Van Kampen UIF - U.S. Real Estate Portfolio - Class A
        2002 ....................     1.40%    67,873      13.13            891,088      3.88%         -2.18%
        2001 ....................     1.40%    41,796      13.42            560,937      5.61%          8.30%
        2000 ....................     1.40%    12,215      12.39            151,378     22.92%          3.91%(a)(b)
                                                                       ------------
     2002 Contract owners' equity ................................     $182,935,330
                                                                       ============

     2001 Contract owners' equity ................................     $232,199,228
                                                                       ============

     2000 Contract owners' equity ................................     $211,715,531
                                                                       ============

     1999 Contract owners' equity ................................     $ 10,643,323
                                                                       ============

        * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the underlying mutual fund option and year indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented. See note 4 for total return by underlying mutual fund and product options for the current period.

  (a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-8:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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